UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2071

Exact name of registrant as specified in charter:
Delaware Group Income Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: July 31

Date of reporting period: January 31, 2008

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Delchester Fund
January 31, 2008

Fixed income mutual fund

> Disclosure of Fund expenses	1
> Sector allocation and credit quality breakdown	2
> Statement of net assets	3
> Statement of assets and liabilities	8
> Statement of operations	9
> Statements of changes in net assets	10
> Financial highlights	11
> Notes to financial statements	15
> About the organization	20

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period August 1, 2007 to January 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007 to January 31, 2008.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Delchester Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	8/1/07 to
	8/1/07	1/31/08	Ratio	1/31/08*
Actual Fund Return
Class A	$1,000.00	$985.30	1.16%	$5.79
Class B	1,000.00	981.90	1.87%	9.32
Class C	1,000.00	981.90	1.87%	9.32
Institutional Class	1,000.00	986.80	0.87%	4.34
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.16%	$5.89
Class B	1,000.00	1,015.74	1.87%	9.48
Class C	1,000.00	1,015.74	1.87%	9.48
Institutional Class	1,000.00	1,020.76	0.87%	4.42

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

1

Sector allocation and credit quality breakdown

Delaware Delchester Fund

As of January 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Commercial Paper	3.13%
Convertible Bonds	0.27%
Corporate Bonds	76.97%
Basic Industry	6.07%
Brokerage	0.95%
Capital Goods	4.16%
Consumer Cyclical	6.36%
Consumer Non-Cyclical	2.81%
Energy	14.39%
Finance & Investments	1.27%
Media	4.34%
Real Estate	0.85%
Services Cyclical	10.87%
Services Non-Cyclical	5.39%
Technology & Electronics	0.72%
Telecommunications	12.49%
Utilities	6.30%
Senior Secured Loans	11.59%
Common Stock	0.68%
Convertible Preferred Stock	0.28%
Preferred Stock	0.21%
Warrants	0.01%
Securities Lending Collateral	4.39%
Total Value of Securities	97.53%
Obligation to Return Securities Lending Collateral	(4.39% )
Receivables and Other Assets Net of Liabilities	6.86%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	6.00%
BBB	7.40%
BB	28.91%
B	48.47%
CCC	7.10%
D	0.86%
Not Rated	1.26%
Total	100.00%

2

Statement of net assets

Delaware Delchester Fund

January 31, 2008 (Unaudited)

	Principal	Value
	Amount (U.S. $)	(U.S. $)
≠ Commercial Paper – 3.13%
Kansas City Power & Light
3.85% 2/1/08	$6,990,000	$ 6,990,000
Total Commercial Paper
(cost $6,990,000)		6,990,000

Convertible Bonds – 0.27%
Health Management Associates
1.50% 8/1/23 exercise price
$13.93, expiration date 8/1/23	620,000	609,925
†Mirant (Escrow) 2.50% 6/15/21
exercise price $67.95,
expiration date 6/15/21	1,235,000	0
Total Convertible Bonds
(cost $609,925)		609,925

Corporate Bonds – 76.97%
Basic Industry – 6.07%
*AK Steel 7.75% 6/15/12	1,033,000	1,033,000
Freeport McMoRan Copper & Gold
8.25% 4/1/15	228,000	239,685
Georgia-Pacific
7.70% 6/15/15	686,000	665,420
8.875% 5/15/31	1,363,000	1,288,035
#GTL Trade Finance 144A
7.25% 10/20/17	595,000	621,840
#Ineos Group Holdings 144A
8.50% 2/15/16	699,000	548,715
Innophos 8.875% 8/15/14	290,000	286,375
#MacDermid 144A 9.50% 4/15/17	675,000	583,875
*Momentive Performance Materials
9.75% 12/1/14	706,000	642,460
#NewPage 144A 10.00% 5/1/12	1,235,000	1,235,000
=‡Port Townsend 12.431% 8/27/12	653,800	647,262
Potlatch 13.00% 12/1/09	1,921,000	2,179,890
•#Ryerson 144A 12.574% 11/1/14	800,000	740,000
#Sappi Papier Holding 144A
6.75% 6/15/12	1,845,000	1,825,532
#Steel Dynamics 144A
6.75% 4/1/15	663,000	644,768
7.375% 11/1/12	384,000	384,960
		13,566,817
Brokerage – 0.95%
LaBranche
9.50% 5/15/09	1,162,000	1,170,715
11.00% 5/15/12	968,000	965,580
		2,136,295
Capital Goods – 4.16%
CPG International 10.50% 7/1/13	686,000	613,970
Graphic Packaging International
8.50% 8/15/11	625,000	609,375
Greenbrier 8.375% 5/15/15	605,000	552,063
Interface 10.375% 2/1/10	1,303,000	1,348,604
Intertape Polymer 8.50% 8/1/14	1,024,000	940,800
Koppers 9.875% 10/15/13	673,000	720,110
L-3 Communications
7.625% 6/15/12	760,000	782,800
•NXP BV Funding 7.008% 10/15/13	759,000	632,816
Owens Brockway Glass Container
6.75% 12/1/14	1,350,000	1,346,625
Smurfit-Stone Container Enterprises
8.00% 3/15/17	585,000	545,513
#SPX 144A 7.625% 12/15/14	435,000	446,419
Trimas 9.875% 6/15/12	835,000	764,025
		9,303,120
Consumer Cyclical – 6.36%
*Carrols 9.00% 1/15/13	618,000	540,750
Ford Motor 7.45% 7/16/31	891,000	661,568
Ford Motor Credit
•7.127% 1/13/12	709,000	597,728
7.375% 10/28/09	412,000	396,918
7.80% 6/1/12	2,669,000	2,366,081
*General Motors 8.375% 7/15/33	795,000	649,913
GMAC
•6.119% 5/15/09	1,386,000	1,294,423
6.875% 9/15/11	40,000	34,998
6.875% 8/28/12	3,095,000	2,630,254
Invista 9.25% 5/1/12	135,000	138,038
KB Home 8.625% 12/15/08	709,000	709,000
Lear 8.75% 12/1/16	1,700,000	1,521,500
Neiman Marcus Group PIK
9.00% 10/15/15	1,349,000	1,355,745
*#Tenneco 144A 8.125% 11/15/15	775,000	775,000
#TRW Automotive 144A
7.00% 3/15/14	600,000	553,500
		14,225,416
Consumer Non-Cyclical – 2.81%
ACCO Brands 7.625% 8/15/15	635,000	541,338
*Chiquita Brands International
8.875% 12/1/15	715,000	636,350
*Constellation Brands
8.125% 1/15/12	1,330,000	1,339,974
Cott Beverages USA
8.00% 12/15/11	725,000	659,750
Del Monte
6.75% 2/15/15	340,000	317,900
8.625% 12/15/12	275,000	279,125
*Jarden 7.50% 5/1/17	821,000	706,060
National Beef Packing
10.50% 8/1/11	1,005,000	929,625
*Pilgrim's Pride 8.375% 5/1/17	1,011,000	887,153
		6,297,275

(continues)     3

Statement of net assets

Delaware Delchester Fund

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Energy – 14.39%
AmeriGas Partners 7.125% 5/20/16	$1,268,000	$ 1,239,470
Chesapeake Energy
*6.375% 6/15/15	860,000	838,500
6.625% 1/15/16	1,125,000	1,105,313
Compton Petroleum Finance
7.625% 12/1/13	1,911,000	1,777,230
Dynergy Holdings 7.75% 6/1/19	2,749,000	2,515,334
El Paso
*6.875% 6/15/14	754,000	755,348
7.00% 6/15/17	1,377,000	1,403,898
#El Paso Performance-Linked Trust
144A 7.75% 7/15/11	910,000	940,450
*Energy Partners 9.75% 4/15/14	1,349,000	1,166,885
Ferrellgas Finance Escrow
6.75% 5/1/14	1,145,000	1,116,375
Foundation Pennsylvania Coal
7.25% 8/1/14	1,685,000	1,668,150
Geophysique-Veritas
7.75% 5/15/17	796,000	792,020
#Helix Energy Solutions 144A
9.50% 1/15/16	570,000	581,400
#Hilcorp Energy I 144A
7.75% 11/1/15	732,000	704,550
*9.00% 6/1/16	989,000	993,945
Inergy Finance
6.875% 12/15/14	1,276,000	1,240,910
8.25% 3/1/16	448,000	459,200
#Key Energy Services 144A
8.375% 12/1/14	805,000	811,038
Mariner Energy 8.00% 5/15/17	1,330,000	1,276,800
Massey Energy
6.625% 11/15/10	379,000	375,210
6.875% 12/15/13	1,120,000	1,072,400
#OPTI Canada 144A
7.875% 12/15/14	494,000	481,650
PetroHawk Energy 9.125% 7/15/13	1,326,000	1,375,725
Plains Exploration & Production
7.00% 3/15/17	887,000	847,085
Regency Energy Partners
8.375% 12/15/13	1,071,000	1,092,420
Southwestern Energy
7.50% 2/1/18	415,000	428,488
#Stallion Oilfield Services 144A
9.75% 2/1/15	642,000	568,170
Whiting Petroleum 7.25% 5/1/13	1,909,000	1,889,910
Williams 7.50% 1/15/31	2,484,000	2,657,879
		32,175,753
Finance & Investments – 1.27%
Leucadia National 8.125% 9/15/15	1,459,000	1,459,000
#Nuveen Investments 144A
10.50% 11/15/15	1,372,000	1,337,700
Unum Group 5.859% 5/15/09	50,000	51,369
		2,848,069
Media – 4.34%
Charter Communications Holdings
10.25% 9/15/10	1,105,000	1,052,513
13.50% 1/15/11	553,000	402,308
Dex Media West 9.875% 8/15/13	1,464,000	1,496,940
Idearc 8.00% 11/15/16	2,654,000	2,388,599
Lamar Media 6.625% 8/15/15	516,000	491,490
#LBI Media 144A 8.50% 8/1/17	667,000	595,298
#Quebecor World 144A
7.75% 3/15/16	1,372,000	1,279,390
RH Donnelley 8.875% 1/15/16	800,000	690,000
#RH Donnelley 144A
8.875% 10/15/17	1,532,000	1,306,030
		9,702,568
Real Estate – 0.85%
*Host Marriott 7.125% 11/1/13	1,904,000	1,894,480
		1,894,480
Services Cyclical – 10.87%
Aramark 8.50% 2/1/15	1,976,000	1,976,000
#Cardtronics 144A 9.25% 8/15/13	1,326,000	1,253,070
Corrections Corporation of America
6.25% 3/15/13	1,395,000	1,395,000
7.50% 5/1/11	689,000	697,613
FTI Consulting 7.625% 6/15/13	2,539,000	2,602,474
#Galaxy Entertainment Finance
144A 9.875% 12/15/12	1,546,000	1,592,380
Gaylord Entertainment
8.00% 11/15/13	1,578,000	1,459,650
Global Cash Access 8.75% 3/15/12	677,000	654,998
Harrahs Operating 5.50% 7/1/10	260,000	233,476
Hertz 8.875% 1/1/14	1,773,000	1,719,810
Kansas City Southern de Mexico
9.375% 5/1/12	2,273,000	2,352,555
Kansas City Southern Railway
9.50% 10/1/08	637,000	652,129
Majestic Star Casino
9.50% 10/15/10	645,000	578,888
Mandalay Resort Group
9.375% 2/15/10	549,000	568,901
*‡Northwest Airlines 10.00% 2/1/09	360,000	13,050
#Penhall International 144A
12.00% 8/1/14	640,000	534,400
#Pokagon Gaming Authority 144A
10.375% 6/15/14	2,350,000	2,441,063
Seabulk International
9.50% 8/15/13	605,000	641,300
#Seminole Indian Tribe of Florida
144A 7.804% 10/1/20	950,000	995,676
Station Casinos 6.00% 4/1/12	1,370,000	1,202,175
Wynn Las Vegas Capital
6.625% 12/1/14	760,000	736,250
		24,300,858

4

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Services Non-Cyclical – 5.39%
Allied Waste North America
*7.375% 4/15/14	$ 631,000	$ 613,648
7.875% 4/15/13	1,212,000	1,233,210
Casella Waste Systems
9.75% 2/1/13	1,581,000	1,584,953
CRC Health 10.75% 2/1/16	2,777,000	2,790,884
HCA 9.25% 11/15/16	1,865,000	1,960,581
HCA PIK 9.625% 11/15/16	1,628,000	1,717,540
Omnicare 6.875% 12/15/15	1,194,000	1,080,570
Universal Hospital Services PIK
8.50% 6/1/15	1,061,000	1,076,915
		12,058,301
Technology & Electronics – 0.72%
Freescale Semiconductor
8.875% 12/15/14	519,000	424,283
*Sungard Data Systems
9.125% 8/15/13	1,155,000	1,178,100
		1,602,383
Telecommunications – 12.49%
‡Allegiance Telecom
11.75% 2/15/08	2,045,000	149,694
American Tower 7.125% 10/15/12	1,692,000	1,746,990
#American Tower 144A
7.00% 10/15/17	878,000	873,610
Broadview Networks Holdings
11.375% 9/1/12	911,000	906,445
•Centennial Communications
10.479% 1/1/13	1,404,000	1,344,330
Citizens Communications
7.125% 3/15/19	2,081,000	1,945,735
Cricket Communications
9.375% 11/1/14	1,367,000	1,250,805
#Digicel 144A 9.25% 9/1/12	1,237,000	1,260,194
•#Hellas Telecommunications
Luxembourg II 144A
10.008% 1/15/15	1,001,000	815,815
Hughes Network Systems/Finance
9.50% 4/15/14	1,230,000	1,223,850
¶Inmarsat Finance
10.375% 11/15/12	1,704,000	1,669,920
Intelsat Bermuda 11.25% 6/15/16	1,303,000	1,309,515
Lucent Technologies
6.45% 3/15/29	1,308,000	1,059,480
MetroPCS Wireless 9.25% 11/1/14	2,291,000	2,119,174
•#Nortel Networks 144A
8.508% 7/15/11	1,564,000	1,462,340
NTL Cable 9.125% 8/15/16	862,000	784,420
#PAETEC Holding 144A
9.50% 7/15/15	503,000	471,563
Qwest 7.50% 10/1/14	1,390,000	1,403,900
Qwest Capital Funding
7.25% 2/15/11	1,445,000	1,426,938
Rural Cellular
9.875% 2/1/10	1,427,000	1,484,080
•10.661% 11/1/12	434,000	440,510
Time Warner Telecom Holdings
9.25% 2/15/14	686,000	689,430
Triton PCS 8.50% 6/1/13	722,000	747,270
Windstream 8.125% 8/1/13	1,299,000	1,337,970
		27,923,978
Utilities – 6.30%
AES 7.75% 3/1/14	686,000	703,150
#AES 144A 8.00% 10/15/17	1,011,000	1,036,275
Elwood Energy 8.159% 7/5/26	1,482,747	1,471,112
Midwest Generation 8.30% 7/2/09	1,012,717	1,025,376
Mirant Americas Generation
8.30% 5/1/11	915,000	928,725
Mirant North America
7.375% 12/31/13	1,340,000	1,346,700
NRG Energy 7.375% 2/1/16	3,902,000	3,780,062
Orion Power Holdings
12.00% 5/1/10	1,363,000	1,489,078
#Texas Competitive Electric Holdings
144A 10.25% 11/1/15	2,340,000	2,310,750
		14,091,228
Total Corporate Bonds
(cost $177,720,604)		172,126,541

«Senior Secured Loans – 11.59%
Allied Waste North America
7.73% 3/28/14	232,036	216,905
ALLTEL 7.69% 12/31/14	788,025	719,896
Aramark
7.08% 1/26/14	756,759	704,055
7.485% 1/26/14	53,241	48,615
Building Materials 8.256% 2/22/14	621,879	504,241
Community Health Systems
7.61% 7/2/14	2,593,925	2,412,649
7.61% 8/25/14	128,306	119,340
Cricket Communications
7.94% 6/16/13	273,611	265,652
DaimlerChrysler 11.01% 7/1/12	872,813	787,403
Dynegy Holdings 7.28% 4/2/13	1,040,000	956,155
Energy Future Holdings
7.565% 10/10/14	1,895,250	1,732,979
8.39% 10/10/14	500,000	457,710
Ford Motor 8.36% 11/29/13	1,395,619	1,224,656
Freescale Semiconductor
7.37% 12/1/13	802,977	689,958
General Motors 7.745% 11/17/13	1,365,926	1,249,139
Georgia Pacific Term Tranche Loan B
7.115% 12/22/12	773,039	715,761
Goodyear Tire 7.47% 4/30/14	915,000	815,723
Hawker Beechcraft 8.16% 3/26/14	970,000	883,449
HCA 7.12% 11/18/13	1,310,000	1,206,431
Idearc 7.35% 11/1/14	323,367	295,522

(continues)     5

Statement of net assets

Delaware Delchester Fund

	Principal	Value
	Amount (U.S. $)	(U.S. $)
«Senior Secured Loans (continued)
Jarden 7.67% 1/24/12	$ 746,155	$ 697,125
MacDermid 7.45% 4/12/14	646,097	597,639
MetroPCS Wireless 9.70% 2/20/14	788,005	740,508
NE Energy
7.87% 11/1/13	259,259	240,268
7.985% 11/1/13	31,850	29,222
Rental Service 8.87% 11/21/13	700,000	629,125
Solar Capital 7.53% 2/11/13	648,363	603,567
Stallion Oilfield Services
10.86% 6/12/13	775,000	697,500
Talecris Biotherapeutics 2nd Lien
11.85% 12/6/14	960,000	960,000
Telesat Canada 9.00% 2/14/14	1,190,000	1,047,200
Time Warner Telecom Holdings
7.62% 1/7/13	812,070	771,466
Tribune 8.49% 5/17/09	350,000	327,142
United Airlines 7.375% 2/1/14	304,819	275,426
Univision Communications
7.60% 9/15/14	1,225,000	1,005,951
US Airways Group 8.05% 3/23/14	375,000	331,472
Windstream Term Loan B
6.86% 7/17/13	995,000	967,523
Total Senior Secured Loans
(cost $27,772,962)		25,927,373

	Number of
	Shares
Common Stock – 0.68%
=@†ÕAvado Brands	9,305	0
†Century Communications	2,925,000	1,960
†Mirant	1,301	47,929
†Northwest Airlines	1,247	23,333
=@†ÕPort Townsend	2,335	1,457,040
†Time Warner Cable Class A	53	1,333
†USGEN	1,700,000	0
Total Common Stock
(cost $2,600,962)		1,531,595

Convertible Preferred Stock – 0.28%
General Motors 5.25% exercise price
$64.90, expiration date 3/6/32	31,450	627,113
Total Convertible Preferred Stock
(cost $629,188)		627,113

Preferred Stock – 0.21%
=Port Townsend	467	462,330
Total Preferred Stock
(cost $462,330)		462,330

Warrants – 0.01%
=†Port Townsend	467	11,208
†#Solutia 144A exercise price $7.59,
expiration date 7/15/09	4,410	0
Total Warrants
(cost $379,128)		11,208
Total Value of Securities Before Securities
Lending Collateral – 93.14%
(cost $217,165,099)		208,286,085

Securities Lending Collateral** – 4.39%
Investment Companies
Mellon GSL DBT II Collateral Fund	9,818,950	9,818,950
Total Securities Lending Collateral
(cost $9,818,950)		9,818,950

Total Value of Securities – 97.53%
(cost $226,984,049)		218,105,035 ©
Obligation to Return Securities
Lending Collateral** – (4.39%)		(9,818,950)
Receivables and Other Assets
Net of Liabilities – 6.86%		15,340,557
Net Assets Applicable to 71,952,817
Shares Outstanding – 100.00%		$ 223,626,642

Net Asset Value – Delaware Delchester Fund Class A
($178,729,453 / 57,538,177 Shares)		$3.11
Net Asset Value – Delaware Delchester Fund Class B
($13,371,024 / 4,291,959 Shares)		$3.12
Net Asset Value – Delaware Delchester Fund Class C
($16,178,579 / 5,186,432 Shares)		$3.12
Net Asset Value – Delaware Delchester Fund Institutional
Class ($15,347,586 / 4,936,249 Shares)		$3.11

Components of Net Assets at January 31, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$ 877,442,502
Undistributed net investment income		33,366
Accumulated net realized loss on investments		(644,970,212)
Net unrealized depreciation of investments		(8,879,014)
Total net assets		$ 223,626,642

≠The rate shown is the effective yield as of the time of purchase.

†Non-income producing security for the period ended January 31, 2008.

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2008, the aggregate amount of Rule 144A securities was $33,006,366, which represented 14.76% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

=Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2008, the aggregate amount of fair valued securities was $2,577,840, which represented 1.15% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

•Variable rate security. The rate shown is the rate as of January 31, 2008.

‡Non-income producing security. Security is currently in default.

6

¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

@Illiquid security. At January 31, 2008, the aggregate amount of illiquid securities was $1,457,040, which represented 0.65% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

ÕRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At January 31, 2008, the aggregate amount of the restricted security was $1,457,040, or 0.65% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

*Fully or partially on loan.

**See Note 9 in “Notes to Financial Statements.”

©Includes $9,551,154 of securities loaned.

PIK — Pay-in-Kind

Net Asset Value and Offering Price Per Share –
Delaware Delchester Fund
Net asset value Class A (A)	$3.11
Sales charge (4.50% of offering price) (B)	0.15
Offering price	$3.26

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

7

Statement of assets and liabilities

Delaware Delchester Fund

January 31, 2008 (Unaudited)

Assets:
Investments at value	$208,286,085
Short-term investments held as collateral for loaned securities	9,818,950
Cash	2,188,881
Receivable for securities sold	11,676,006
Interest receivable	4,074,909
Subscriptions receivable	47,547
Securities lending income receivable	10,996
Total assets	236,103,374

Liabilities:
Payable for securities purchased	1,856,690
Obligation to return securities lending collateral	9,818,950
Liquidations payable	135,804
Distributions payable	379,007
Due to manager and affiliates	213,274
Other accrued expenses	73,007
Total liabilities	12,476,732

Total Net Assets	$223,626,642

Investment at cost	$217,165,099
Cost of short-term investments held as collateral for loaned securities	9,818,950

See accompanying notes

8

Statement of operations

Delaware Delchester Fund

Six Months Ended January 31, 2008 (Unaudited)

Investment Income:
Interest	$10,300,893
Dividends	631,858
Securities lending income	140,260	$ 11,073,011

Expenses:
Management fees	870,720
Distribution expenses – Class A	309,326
Distribution expenses – Class B	78,217
Distribution expenses – Class C	88,300
Dividend disbursing and transfer agent fees and expenses	252,193
Accounting and administration expenses	53,568
Reports and statements to shareholders	36,186
Registration fees	32,795
Legal fees	20,216
Audit and tax	10,916
Trustees' fees	6,429
Pricing fees	4,832
Custodian fees	3,088
Consulting fees	2,858
Insurance fees	2,840
Trustees' expenses	1,457
Dues and services	947	1,774,888
Less expenses absorbed or waived		(128,863)
Less expense paid indirectly		(819)
Total operating expenses		1,645,206
Net Investment Income		9,427,805

Net Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments		(11,364,554)
Swap contracts		(112,359)
Net realized loss		(11,476,913)
Net change in unrealized appreciation/depreciation of investments		(1,450,268)
Net Realized and Unrealized Loss on Investments		(12,927,181)

Net Decrease in Net Assets Resulting from Operations		$ (3,499,376)

See accompanying notes

9

Statements of changes in net assets

Delaware Delchester Fund

	Six Months	Year
	Ended	Ended
	1/31/08	7/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$ 9,427,805	$ 23,228,216
Net realized gain (loss) on investments	(11,476,913)	7,195,190
Net change in unrealized appreciation/depreciation of investments	(1,450,268)	(3,993,277)
Net increase (decrease) in net assets resulting from operations	(3,499,376)	26,430,129

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,710,768)	(18,668,960)
Class B	(581,341)	(1,691,600)
Class C	(656,384)	(1,151,771)
Institutional Class	(868,983)	(2,135,473)
	(10,817,476)	(23,647,804)

Capital Share Transactions:
Proceeds from shares sold:
Class A	48,281,458	52,968,739
Class B	310,299	3,411,473
Class C	1,946,970	8,770,309
Institutional Class	5,323,390	22,759,593

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,352,796	11,402,213
Class B	303,413	864,538
Class C	420,972	729,692
Institutional Class	824,155	2,006,062
	62,763,453	102,912,619
Cost of shares repurchased:
Class A	(76,367,331)	(79,237,739)
Class B	(3,824,646)	(15,741,344)
Class C	(2,769,954)	(4,603,618)
Institutional Class	(11,600,978)	(18,886,682)
	(94,562,909)	(118,469,383)
Decrease in net assets derived from capital share transactions	(31,799,456)	(15,556,764)
Net Decrease in Net Assets	(46,116,308)	(12,774,439)

Net Assets:
Beginning of period	269,742,950	282,517,389
End of period (including undistributed net investment income of $33,366 and $404,559, respectively)	$223,626,642	$ 269,742,950

See accompanying notes

10

Financial highlights

Delaware Delchester Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$ 3.290	$ 3.270	$ 3.320	$ 3.180	$ 3.000	$ 2.580

Income (loss) from investment operations:
Net investment income[2]	0.122	0.258	0.258	0.243	0.258	0.303
Net realized and unrealized gain (loss) on investments	(0.168)	0.025	(0.054)	0.155	0.186	0.399
Total from investment operations	(0.046)	0.283	0.204	0.398	0.444	0.702

Less dividends and distributions from:
Net investment income	(0.134)	(0.263)	(0.254)	(0.258)	(0.264)	(0.282)
Total dividends and distributions	(0.134)	(0.263)	(0.254)	(0.258)	(0.264)	(0.282)

Net asset value, end of period	$ 3.110	$ 3.290	$ 3.270	$ 3.320	$ 3.180	$ 3.000

Total return[3]	(1.47% )	8.69%	6.42%	12.84%	15.22%	28.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$178,729	$212,798	$225,352	$269,002	$263,960	$253,966
Ratio of expenses to average net assets	1.16%	1.18%	1.20%	1.25%	1.34%	1.47%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.26%	1.26%	1.30%	1.27%	1.34%	1.47%
Ratio of net investment income to average net assets	7.12%	7.61%	7.84%	7.36%	8.19%	10.93%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	7.02%	7.53%	7.74%	7.34%	8.19%	10.93%
Portfolio turnover	137%	154%	138%	254%	674%	788%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information for the year ended July 31, 2003.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     11

Financial highlights

Delaware Delchester Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$ 3.300	$ 3.270	$ 3.330	$ 3.180	$ 3.010	$ 2.590

Income (loss) from investment operations:
Net investment income[2]	0.110	0.234	0.234	0.219	0.236	0.283
Net realized and unrealized gain (loss) on investments	(0.168)	0.035	(0.064)	0.165	0.176	0.399
Total from investment operations	(0.058)	0.269	0.170	0.384	0.412	0.682

Less dividends and distributions from:
Net investment income	(0.122)	(0.239)	(0.230)	(0.234)	(0.242)	(0.262)
Total dividends and distributions	(0.122)	(0.239)	(0.230)	(0.234)	(0.242)	(0.262)

Net asset value, end of period	$ 3.120	$ 3.300	$ 3.270	$ 3.330	$ 3.180	$ 3.010

Total return[3]	(1.81% )	8.23%	5.34%	12.37%	14.02%	27.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,371	$17,395	$28,314	$45,973	$62,243	$82,345
Ratio of expenses to average net assets	1.87%	1.89%	1.91%	1.97%	2.06%	2.19%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.97%	1.97%	2.01%	1.99%	2.06%	2.19%
Ratio of net investment income to average net assets	6.41%	6.90%	7.13%	6.64%	7.48%	10.21%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	6.31%	6.82%	7.03%	6.62%	7.48%	10.21%
Portfolio turnover	137%	154%	138%	254%	674%	788%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information for the year ended July 31, 2003.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

12

Delaware Delchester Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$ 3.300	$ 3.280	$ 3.330	$ 3.180	$ 3.010	$ 2.590

Income (loss) from investment operations:
Net investment income[2]	0.110	0.234	0.234	0.219	0.235	0.283
Net realized and unrealized gain (loss) on investments	(0.168)	0.025	(0.054)	0.165	0.176	0.399
Total from investment operations	(0.058)	0.259	0.180	0.384	0.411	0.682

Less dividends and distributions from:
Net investment income	(0.122)	(0.239)	(0.230)	(0.234)	(0.241)	(0.262)
Total dividends and distributions	(0.122)	(0.239)	(0.230)	(0.234)	(0.241)	(0.262)

Net asset value, end of period	$ 3.120	$ 3.300	$ 3.280	$ 3.330	$ 3.180	$ 3.010

Total return[3]	(1.81% )	7.89%	5.65%	12.35%	14.00%	27.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,179	$17,549	$12,706	$16,271	$15,337	$16,965
Ratio of expenses to average net assets	1.87%	1.89%	1.91%	1.97%	2.06%	2.19%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.97%	1.97%	2.01%	1.99%	2.06%	2.19%
Ratio of net investment income to average net assets	6.41%	6.90%	7.13%	6.64%	7.48%	10.21%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	6.31%	6.82%	7.03%	6.62%	7.48%	10.21%
Portfolio turnover	137%	154%	138%	254%	674%	788%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information for the year ended July 31, 2003.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     13

Financial highlights

Delaware Delchester Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$3.290	$3.270	$3.320	$3.180	$3.000	$2.590

Income (loss) from investment operations:
Net investment income[2]	0.127	0.268	0.267	0.252	0.267	0.311
Net realized and unrealized gain (loss) on investments	(0.168)	0.025	(0.054)	0.155	0.186	0.389
Total from investment operations	(0.041)	0.293	0.213	0.407	0.453	0.700

Less dividends and distributions from:
Net investment income	(0.139)	(0.273)	(0.263)	(0.267)	(0.273)	(0.290)
Total dividends and distributions	(0.139)	(0.273)	(0.263)	(0.267)	(0.273)	(0.290)

Net asset value, end of period	$3.110	$3.290	$3.270	$3.320	$3.180	$3.000

Total return[3]	(1.32% )	9.00%	6.72%	13.16%	15.17%	29.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,348	$22,001	$16,145	$17,382	$19,027	$17,296
Ratio of expenses to average net assets	0.87%	0.89%	0.91%	0.97%	1.06%	1.19%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.97%	0.97%	1.01%	0.99%	1.06%	1.19%
Ratio of net investment income to average net assets	7.41%	7.90%	8.13%	7.64%	8.48%	11.21%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	7.31%	7.82%	8.03%	7.62%	8.48%	11.21%
Portfolio turnover	137%	154%	138%	254%	674%	788%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information for the year ended July 31, 2003.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

14

Notes to financial statements

Delaware Delchester Fund

January 31, 2008 (Unaudited)

Delaware Group Income Funds (Trust) is organized as a Delaware statutory trust and offers four Series: Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Delchester Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective June 1, 2007, Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. As of January 31, 2008, Class R has not commenced operations.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Other long-term debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle is valued at unit value per share. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective January 31, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial

(continues)     15

Notes to financial statements

Delaware Delchester Fund

1. Significant Accounting Policies (continued)

reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, inverse floater program expenses, brokerage fees, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs, do not exceed 0.87% of average daily net assets of the Fund through November 30, 2008. For purposes of these waivers and reimbursements, non-routine expenses may also involve such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board of Trustees and DMC.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the six months ended January 31, 2008, the Fund was charged $22,473 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. DDLP has contracted to limit distribution and service fees through November 30, 2008 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At January 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$95,315
Dividend disbursing, transfer agent fees and
other expenses payable to DSC	41,584
Distribution fee payable to DDLP	70,974
Other expenses payable to DMC and affiliates*	5,401

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees, custodian fees, and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2008, the Fund was charged $9,114 for internal legal and tax services provided by DMC and/or its affiliates’ employees. For the six months ended January 31, 2008, DDLP earned $5,576 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2008, DDLP received gross CDSC commissions of $1,655, $19,920, and $3,879 on redemption of the Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2008, the Fund made purchases of $168,562,991 and sales of $209,656,449 of investment securities other than short-term investments.

At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments for federal income tax purposes was $228,175,115. At January 31, 2008, net unrealized depreciation was $10,070,080, of which $809,094 related to unrealized appreciation of investments and $10,879,174 related to unrealized depreciation of investments.

16

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2008 and the year ended July 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	1/31/08*	7/31/07
Ordinary income	$10,817,476	$23,647,804

*Tax information for the period ended January 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$877,442,502
Undistributed ordinary income	33,366
Realized losses (8/1/07-1/31/08)	(2,237,548)
Post-October losses	(9,528,398)
Capital loss carryforwards as of 7/31/07	(632,013,200)
Unrealized depreciation of investments	(10,070,080)
Net assets	$223,626,642

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investments transactions from November 1, 2007 through January 31, 2008 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of CDS contracts and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2008, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$1,018,478
Accumulated net realized gain (loss)	(1,018,478)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2007 will expire as follows: $116,446,115 expires in 2008, $284,053,994 expires in 2009, $211,481,773 expires in 2010 and $20,031,318 expires in 2011.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/08	7/31/07
Shares sold:
Class A	14,609,413	15,627,110
Class B	94,802	1,001,258
Class C	594,510	2,565,471
Institutional Class	1,613,756	6,685,058

Shares issued upon reinvestment of
dividends and distributions:
Class A	1,654,792	3,349,709
Class B	93,600	253,925
Class C	129,884	213,403
Institutional Class	255,212	587,386
	19,045,969	30,283,320
Shares repurchased:
Class A	(23,422,558)	(23,248,153)
Class B	(1,171,472)	(4,627,919)
Class C	(852,766)	(1,340,765)
Institutional Class	(3,618,758)	(5,526,749)
	(29,065,554)	(34,743,586)
Net decrease	(10,019,585)	(4,460,266)

For the six months ended January 31, 2008 and the year ended July 31, 2007, 424,720 Class B shares were converted to 426,021 Class A shares valued at $1,391,076 and 2,596,219 Class B shares were converted to 2,599,975 Class A shares valued at $8,843,193, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of January 31, 2008, or at any time during the period then ended.

8. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS

(continues)     17

Notes to financial statements

Delaware Delchester Fund

8. Swap Contracts (continued)

contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/ receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended January 31, 2008, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above. There ware no swap contracts outstanding at January 31, 2008.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of the securities on loan was $9,551,154, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

18

10. Credit and Market Risk

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

19

About the organization

This semiannual report is for the information of Delaware Delchester Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Delchester Fund and the Delaware Investments®  Fund Profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

20

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time, for assistance with any questions.

(2832)	Printed in the USA
SA-024 [1/08] DG3 3/08	MF-08-02-015 PO12708

Semiannual Report	Delaware
High-Yield Opportunities
Fund
January 31, 2008

Fixed income mutual fund

> Disclosure of Fund expenses	1
> Sector allocation and credit quality breakdown	2
> Statement of net assets	3
> Statement of assets and liabilities	8
> Statement of operations	9
> Statements of changes in net assets	10
> Financial highlights	11
> Notes to financial statements	16
> About the organization	21

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period August 1, 2007 to January 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007 to January 31, 2008.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware High-Yield Opportunities Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	8/1/07 to
	8/1/07	1/31/08	Ratio	1/31/08 *
Actual Fund Return
Class A	$1,000.00	$991.10	1.13%	$5.66
Class B	1,000.00	985.20	1.83%	9.13
Class C	1,000.00	987.60	1.83%	9.14
Class R	1,000.00	987.70	1.33%	6.65
Institutional Class	1,000.00	992.60	0.83%	4.16
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.46	1.13%	$5.74
Class B	1,000.00	1,015.94	1.83%	9.27
Class C	1,000.00	1,015.94	1.83%	9.27
Class R	1,000.00	1,018.45	1.33%	6.75
Institutional Class	1,000.00	1,020.96	0.83%	4.22

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Sector allocation and credit quality breakdown

Delaware High-Yield Opportunities Fund

As of January 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Convertible Bonds	0.26%
Corporate Bonds	74.58%
Basic Industry	5.16%
Brokerage	0.97%
Capital Goods	4.17%
Consumer Cyclical	6.31%
Consumer Non-Cyclical	2.77%
Energy	13.96%
Finance & Investments	1.19%
Media	4.12%
Real Estate	0.82%
Services Cyclical	11.28%
Services Non-Cyclical	5.33%
Technology & Electronics	0.72%
Telecommunications	11.37%
Utilities	6.41%
Senior Secured Loans	10.57%
Common Stock	0.39%
Convertible Preferred Stock	0.26%
Preferred Stock	0.12%
Warrants	0.00%
Discount Note	8.40%
Securities Lending Collateral	5.50%
Total Value of Securities	100.08%
Obligation to Return Securities Lending Collateral	(5.50%)
Receivables and Other Assets Net of Liabilities	5.42%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	13.42%
BBB	3.60%
BB	28.26%
B	46.96%
CCC	6.66%
D	0.40%
Not Rated	0.70%
Total	100.00%

Statement of net assets

Delaware High-Yield Opportunities Fund

January 31, 2008 (Unaudited)

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Convertible Bonds – 0.26%
Health Management Associates
1.50% 8/1/23
excercise price $13.93,
expiration date 8/1/23	$425,000	$418,094
†Mirant (Escrow)
2.50% 6/15/21
exercise price $67.95,
expiration date 6/15/21	450,000	0
Total Convertible Bonds
(cost $418,094)		418,094

Corporate Bonds – 74.58%
Basic Industry – 5.16%
*AK Steel 7.75% 6/15/12	686,000	686,000
Freeport McMoRan Copper &
Gold 8.25% 4/1/15	557,000	585,546
Georgia-Pacific
7.70% 6/15/15	504,000	488,880
8.875% 5/15/31	997,000	942,165
#GTL Trade Finance 144A
7.25% 10/20/17	350,000	365,788
#Ineos Group Holdings 144A
8.50% 2/15/16	515,000	404,275
Innophos 8.875% 8/15/14	205,000	202,438
#MacDermid 144A
9.50% 4/15/17	481,000	416,065
Momentive Performance
Materials 9.75% 12/1/14	611,000	556,010
#NewPage 144A 10.00% 5/1/12	875,000	875,000
=‡Port Townsend 12.431% 8/27/12	266,000	263,340
Potlatch 13.00% 12/1/09	888,000	1,007,674
•#Ryerson 144A 12.574% 11/1/14	515,000	476,375
#Steel Dynamics 144A
6.75% 4/1/15	414,000	402,615
7.375% 11/1/12	258,000	258,645
Witco 6.875% 2/1/26	365,000	272,838
		8,203,654
Brokerage – 0.97%
LaBranche
9.50% 5/15/09	848,000	854,360
11.00% 5/15/12	689,000	687,278
		1,541,638
Capital Goods – 4.17%
CPG International
10.50% 7/1/13	488,000	436,760
Graphic Packaging International
8.50% 8/15/11	426,000	415,350
Greenbrier 8.375% 5/15/15	420,000	383,250
Interface 10.375% 2/1/10	876,000	906,660
Intertape Polymer 8.50% 8/1/14	691,000	634,856
Koppers 9.875% 10/15/13	479,000	512,530
L-3 Communications
7.625% 6/15/12	825,000	849,750
•NXP BV Funding
7.008% 10/15/13	465,000	387,694
Owens Brockway Glass
Container 6.75% 12/1/14	925,000	922,687
*Smurfit-Stone Container
Enterprises 8.00% 3/15/17	369,000	344,093
#SPX 144A 7.625% 12/15/14	290,000	297,613
Trimas 9.875% 6/15/12	592,000	541,680
		6,632,923
Consumer Cyclical – 6.31%
*Carrols 9.00% 1/15/13	416,000	364,000
Ford Motor
7.45% 7/16/31	615,000	456,638
Ford Motor Credit
7.375% 10/28/09	17,000	16,378
7.80% 6/1/12	2,220,000	1,968,040
•7.127% 1/13/12	490,000	413,098
*General Motors 8.375% 7/15/33	550,000	449,625
GMAC
•6.119% 5/15/09	930,000	868,552
6.875% 9/15/11	89,000	77,870
6.875% 8/28/12	2,206,000	1,874,747
Invista 9.25% 5/1/12	95,000	97,138
KB Home 8.625% 12/15/08	480,000	480,000
Lear 8.75% 12/1/16	1,313,000	1,175,135
*Neiman Marcus Group PIK
9.00% 10/15/15	892,000	896,460
#Tenneco 144A 8.125% 11/15/15	520,000	520,000
#TRW Automotive 144A
7.00% 3/15/14	400,000	369,000
		10,026,681
Consumer Non-Cyclical – 2.77%
ACCO Brands 7.625% 8/15/15	435,000	370,838
*Chiquita Brands International
8.875% 12/1/15	490,000	436,100
*Constellation Brands
8.125% 1/15/12	980,000	987,350
Cott Beverages USA
8.00% 12/15/11	498,000	453,180
Del Monte
6.75% 2/15/15	235,000	219,725
8.625% 12/15/12	190,000	192,850
*Jarden 7.50% 5/1/17	565,000	485,900
National Beef Packing
10.50% 8/1/11	668,000	617,900
*Pilgrim’s Pride 8.375% 5/1/17	720,000	631,800
		4,395,643
Energy – 13.96%
AmeriGas Partners
7.125% 5/20/16	862,000	842,605
Chesapeake Energy
6.375% 6/15/15	92,000	89,700
6.625% 1/15/16	1,261,000	1,238,933

(continues)     3

Statement of net assets

Delaware High-Yield Opportunities Fund

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Compton Petroleum Finance
7.625% 12/1/13	$1,358,000	$1,262,940
Dynergy Holdings 7.75% 6/1/19	1,877,000	1,717,454
*El Paso
6.875% 6/15/14	1,255,000	1,257,244
7.00% 6/15/17	598,000	609,681
#El Paso Performance-Linked Trust
144A 7.75% 7/15/11	418,000	431,987
Energy Partners 9.75% 4/15/14	927,000	801,855
Ferrellgas Finance Escrow
6.75% 5/1/14	817,000	796,575
Foundation Pennsylvania Coal
7.25% 8/1/14	1,136,000	1,124,640
Geophysique-Veritas
7.50% 5/15/15	170,000	168,300
7.75% 5/15/17	661,000	657,695
#Helix Energy Solutions 144A
9.50% 1/15/16	390,000	397,800
#Hilcorp Energy I 144A
7.75% 11/1/15	22,000	21,175
9.00% 6/1/16	652,000	655,260
Inergy Finance
6.875% 12/15/14	451,000	438,598
8.25% 3/1/16	209,000	214,225
KCS Energy 7.125% 4/1/12	375,000	358,125
#Key Energy Services 144A
8.375% 12/1/14	545,000	549,088
Kinder Morgan Finance
5.35% 1/5/11	66,000	65,096
Mariner Energy 8.00% 5/15/17	915,000	878,400
Massey Energy
6.625% 11/15/10	263,000	260,370
6.875% 12/15/13	748,000	716,210
#OPTI Canada 144A
7.875% 12/15/14	310,000	302,250
8.25% 12/15/14	198,000	195,030
PetroHawk Energy
9.125% 7/15/13	992,000	1,029,200
Plains Exploration & Production
7.00% 3/15/17	578,000	551,990
Regency Energy Partners
8.375% 12/15/13	721,000	735,420
*Southwestern Energy
7.50% 2/1/18	290,000	299,425
#Stallion Oilfield Services 144A
9.75% 2/1/15	488,000	431,880
Whiting Petroleum
7.25% 5/1/13	1,312,000	1,298,880
Williams 7.50% 1/15/31	1,671,000	1,787,969
		22,186,000
Finance & Investments – 1.19%
Leucadia National
8.125% 9/15/15	969,000	969,000
#Nuveen Investments 144A
10.50% 11/15/15	923,000	899,925
Unum Group 5.859% 5/15/09	25,000	25,684
		1,894,609
Media – 4.12%
Charter Communications Holdings
10.25% 9/15/10	790,000	752,475
13.50% 1/15/11	392,000	285,180
Dex Media West
9.875% 8/15/13	829,000	847,653
Idearc 8.00% 11/15/16	1,891,000	1,701,899
Lamar Media 6.625% 8/15/15	346,000	329,565
#LBI Media 144A 8.50% 8/1/17	489,000	436,433
#Quebecor World 144A
7.75% 3/15/16	918,000	856,035
RH Donnelley 8.875% 1/15/16	536,000	462,300
#RH Donnelley 144A
8.875% 10/15/17	1,036,000	883,190
		6,554,730
Real Estate – 0.82%
*Host Marriott 7.125% 11/1/13	1,300,000	1,293,500
		1,293,500
Services Cyclical – 11.28%
Aramark 8.50% 2/1/15	1,715,000	1,715,000
#Cardtronics 144A
9.25% 8/15/13	552,000	521,640
Corrections Corporation
of America
6.25% 3/15/13	980,000	980,000
7.50% 5/1/11	506,000	512,325
FTI Consulting 7.625% 6/15/13	1,901,000	1,948,524
#Galaxy Entertainment Finance
144A 9.875% 12/15/12	1,000,000	1,030,000
Gaylord Entertainment
8.00% 11/15/13	982,000	908,350
Global Cash Access
8.75% 3/15/12	454,000	439,245
Harrahs Operating 5.50% 7/1/10	185,000	166,127
Hertz 8.875% 1/1/14	1,267,000	1,228,990
Kansas City Southern de Mexico
9.375% 5/1/12	1,546,000	1,600,110
Kansas City Southern Railway
9.50% 10/1/08	463,000	473,996
Majestic Star Casino
9.50% 10/15/10	460,000	412,850
Mandalay Resort Group
9.375% 2/15/10	351,000	363,724
9.50% 8/1/08	938,000	954,415
MGM Mirage 7.50% 6/1/16	305,000	294,325

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Services Cyclical (continued)
‡Northwest Airlines
10.00% 2/1/09	$215,000	$7,794
#Penhall International 144A
12.00% 8/1/14	433,000	361,555
#Pokagon Gaming Authority
144A 10.375% 6/15/14	1,579,000	1,640,186
Seabulk International
9.50% 8/15/13	415,000	439,900
#Seminole Indian Tribe of Florida
144A 7.804% 10/1/20	560,000	586,925
Station Casinos 6.00% 4/1/12	940,000	824,850
*Wynn Las Vegas Capital
6.625% 12/1/14	540,000	523,125
		17,933,956
Services Non-Cyclical – 5.33%
*Allied Waste North America
7.375% 4/15/14	488,000	474,580
7.875% 4/15/13	854,000	868,945
Casella Waste Systems
9.75% 2/1/13	1,182,000	1,184,955
CRC Health 10.75% 2/1/16	1,887,000	1,896,435
HCA 9.25% 11/15/16	1,240,000	1,303,550
HCA PIK 9.625% 11/15/16	1,261,000	1,330,355
Omnicare 6.875% 12/15/15	809,000	732,145
Universal Hospital Services PIK
8.50% 6/1/15	671,000	681,065
		8,472,030
Technology & Electronics – 0.72%
Freescale Semiconductor
8.875% 12/15/14	369,000	301,658
*Sungard Data Systems
9.125% 8/15/13	819,000	835,380
		1,137,038
Telecommunications – 11.37%
‡Allegiance Telecom
11.75% 2/15/08	255,000	18,666
American Tower
7.125% 10/15/12	1,069,000	1,103,743
#American Tower 144A
7.00% 10/15/17	643,000	639,785
Broadview Networks Holdings
11.375% 9/1/12	669,000	665,655
•Centennial Communications
10.479% 1/1/13	843,000	807,173
Citizens Communications
7.125% 3/15/19	1,397,000	1,306,194
Cricket Communications
9.375% 11/1/14	954,000	872,910
#Digicel 144A 9.25% 9/1/12	818,000	833,338
•#Hellas Telecommunications
Luxembourg II 144A
10.008% 1/15/15	680,000	554,200
Hughes Network Systems/
Finance 9.50% 4/15/14	845,000	840,775
¶Inmarsat Finance
10.375% 11/15/12	1,148,000	1,125,040
Intelsat Bermuda
11.25% 6/15/16	886,000	890,430
Lucent Technologies
6.45% 3/15/29	881,000	713,610
MetroPCS Wireless
9.25% 11/1/14	1,638,000	1,515,149
•#Nortel Networks 144A
8.508% 7/15/11	1,051,000	982,685
NTL Cable 9.125% 8/15/16	584,000	531,440
#PAETEC Holding 144A
9.50% 7/15/15	10,000	9,375
Qwest 7.50% 10/1/14	825,000	833,250
Qwest Capital Funding
7.25% 2/15/11	978,000	965,775
Rural Cellular
9.875% 2/1/10	629,000	654,160
•10.661% 11/1/12	259,000	262,885
Time Warner Telecom Holdings
9.25% 2/15/14	539,000	541,695
Triton PCS 8.50% 6/1/13	490,000	507,150
Windstream 8.125% 8/1/13	876,000	902,280
		18,077,363
Utilities – 6.41%
AES
7.75% 3/1/14	504,000	516,600
8.75% 5/15/13	340,000	357,000
#AES 144A 8.00% 10/15/17	605,000	620,125
Elwood Energy 8.159% 7/5/26	705,930	700,390
Midwest Generation
8.30% 7/2/09	363,000	367,538
Mirant Americas Generation
8.30% 5/1/11	1,108,000	1,124,620
Mirant North America
7.375% 12/31/13	912,000	916,560
NRG Energy 7.375% 2/1/16	3,214,000	3,113,562
Orion Power Holdings
12.00% 5/1/10	752,000	821,560
#Texas Competitive Electric
Holdings 144A
10.25% 11/1/15	1,670,000	1,649,126
		10,187,081
Total Corporate Bonds
(cost $122,715,050)		118,536,846

«Senior Secured Loans – 10.57%
Allied Waste North America
7.73% 3/28/14	139,222	130,143
ALLTEL 7.69% 12/31/14	468,825	428,293
Aramark
7.08% 1/26/14	453,121	421,564
7.485% 1/26/14	31,879	29,109

(continues)     5

Statement of net assets

Delaware High-Yield Opportunities Fund

	Principal	Value
	Amount (U.S. $)	(U.S. $)
«Senior Secured Loans (continued)
Building Materials
8.256% 2/22/14	$447,753	$363,054
Community Health Systems
7.61% 7/2/14	1,754,300	1,631,700
7.61% 8/25/14	86,775	80,711
Cricket Communications
7.94% 6/16/13	174,116	169,051
Dynegy Holdings 7.28% 4/2/13	950,000	873,410
Energy Futures Holdings
7.565% 10/10/14	54,850	50,154
8.39% 10/10/14	1,630,913	1,492,969
Ford Motor 8.36% 11/29/13	962,503	844,596
Freescale Semiconductor
7.37% 12/1/13	478,794	411,404
General Motors
7.745% 11/17/13	990,000	905,354
Georgia Pacific Term Tranche
Loan B 7.115% 12/22/12	473,798	438,692
Goodyear Tire 7.47% 4/30/14	545,000	485,868
Hawker Beechcraft
8.16% 3/26/14	52,241	47,670
Hawker Beechcraft Term B
8.16% 3/26/14	612,759	557,994
HCA 7.12% 11/18/13	890,000	819,637
Idearc 7.35% 11/1/14	198,995	181,860
Jarden 7.67% 1/24/12	492,462	460,103
MacDermid 7.45% 4/12/14	389,539	360,324
MetroPCS Wireless
9.70% 2/20/14	468,813	440,555
NE Energy
7.87% 11/1/13	172,839	160,179
7.985% 11/1/13	21,233	19,481
Rental Service 8.87% 11/21/13	400,000	359,500
Solar Capital 7.53% 2/11/13	389,018	362,140
Stallion Oilfield Services
10.86% 6/12/13	525,000	472,500
Talecris Biotherapeutics 2nd Lien
11.85% 12/6/14	625,000	625,000
Telesat Canada 9.00% 2/14/14	850,000	748,000
Time Warner Telecom Holdings
7.62% 1/7/13	488,014	463,613
Tribune 8.49% 5/17/09	275,000	257,040
United Airlines 7.375% 2/1/14	215,167	194,418
Univision Communications
7.60% 9/15/14	925,000	759,596
US Airways Group
8.05% 3/23/14	275,000	243,079
Windstream Term Loan B
6.86% 7/17/13	522,375	507,950
Total Senior Secured Loans
(cost $18,060,936)		16,796,711

	Number of
	Shares
Common Stock – 0.39%
†@=PAvado Brands	906	0
†Century Communications	1,325,000	888
†Mirant	474	17,462
†Northwest Airlines	745	13,935
†@=PPort Townsend	950	592,800
†Time Warner Cable Class A	16	403
†USGen	250,000	0
Total Common Stock
(cost $737,257)		625,488

Convertible Preferred Stock – 0.26%
General Motors 5.25%
exercise price $64.90,
expiration date 3/6/32	20,525	409,269
Total Convertible Preferred Stock
(cost $410,622)		409,269

Preferred Stock – 0.12%
=Port Townsend	190	188,100
Total Preferred Stock
(cost $188,100)		188,100

Warrants – 0.00%
†=Port Townsend	190	4,560
†#Solutia 144A exercise price $7.59,
expiration date 7/15/09	450	0
Total Warrants
(cost $42,841)		4,560

	Principal
	Amount (U.S. $)
≠Discount Note – 8.40%
Federal Home Loan Bank
Discount 2.00% 2/1/08	$13,347,741	13,347,741
Total Discount Note
(cost $13,347,741)		13,347,741

Total Value of Securities Before Securities
Lending Collateral – 94.58%
(cost $155,920,641)		150,326,809

	Number of
	Shares
Securities Lending Collateral** – 5.50%
Investment Companies
Mellon GSL DBT II
Collateral Fund	8,749,163	8,749,163
Total Securities Lending Collateral
(cost $8,749,163)		8,749,163

Total Value of Securities – 100.08%
(cost $164,669,804)	$159,075,972 ©
Obligation to Return Securities
Lending Collateral** – (5.50%)	(8,749,163)
Receivables and Other Assets
Net of Liabilities – 5.42%	8,617,683
Net Assets Applicable to 39,186,341
Shares Outstanding – 100.00%	$158,944,492

Net Asset Value – Delaware High-Yield Opportunities Fund
Class A ($88,509,623 / 21,824,597 Shares)	$4.06
Net Asset Value – Delaware High-Yield Opportunities Fund
Class B ($9,870,548 / 2,436,475 Shares)	$4.05
Net Asset Value – Delaware High-Yield Opportunities Fund
Class C ($23,377,962 / 5,760,896 Shares)	$4.06
Net Asset Value – Delaware High-Yield Opportunities Fund
Class R ($13,076,418 / 3,218,645 Shares)	$4.06
Net Asset Value – Delaware High-Yield Opportunities Fund
Institutional Class ($24,109,941 / 5,945,728 Shares)	$4.06

Components of Net Assets at January 31, 2008:
Shares of beneficial interest
(unlimited authorization – no par)	$176,314,252
Undistributed net investment income	8,680
Accumulated net realized loss on investments	(11,784,608)
Net unrealized depreciation of investments	(5,593,832)
Total net assets	$158,944,492

†	Non-income producing security for the period ended January 31, 2008.

*	Fully or partially on loan.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2008, the aggregate amount of Rule 144A securities was $19,874,369, which represented 12.50% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2008, the aggregate amount of fair valued securities was $1,048,800, which represented 0.66% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

‡	Non-income producing security. Security is currently in default.

•	Variable rate security. The rate shown is the rate as of January 31, 2008.

¶	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (‘LIBOR’) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

@	Illiquid security. At January 31, 2008, the aggregate amount of illiquid securities was $592,800, which represented 0.37% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Õ	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At January 31, 2008, the aggregate amount of the restricted security was $592,800, or 0.37% of the Fund’s net assets. See Note 10 in “ Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

**	See Note 9 in “notes to financial statements.”

©	Includes $8,512,207 of securities loaned.

PIK — Pay-in-Kind

Net Asset Value and Offering Price Per Share –
     Delaware High-Yield Opportunities Fund

Net asset value Class A (A)	$4.06
Sales charge (4.50% of offering price) (B)	0.19
Offering price	$4.25

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statement of assets and liabilities

Delaware High-Yield Opportunities Fund

January 31, 2008 (Unaudited)

Assets:
Investments at value	$150,326,809
Short-term investments held as collateral for loaned securities	8,749,163
Cash	3,798,204
Subscriptions receivable	182,350
Receivables for securities sold	6,654,302
Interest receivable	2,803,826
Securities lending income receivable	7,711
Total assets	172,522,365

Liabilities:
Payables for securities purchased	3,656,957
Obligation to return securities lending collateral	8,749,163
Liquidations payable	700,854
Distributions payable	267,663
Due to manager and affiliates	163,793
Other accrued expenses	39,443
Total liabilities	13,577,873

Total Net Assets	$158,944,492

Investments at cost	$155,920,641
Cost of short-term investments held as collateral for loaned securities	8,749,163

See accompanying notes

Statement of operations

Delaware High-Yield Opportunities Fund

Six Months Ended January 31, 2008 (Unaudited)

Investment Income:
Interest	$6,877,846
Dividends	176,213
Securities lending income	131,065	$7,185,124

Expenses:
Management fees	566,440
Distribution expenses – Class A	147,238
Distribution expenses – Class B	56,483
Distribution expenses – Class C	129,265
Distribution expenses – Class R	35,120
Dividend disbursing and transfer agent fees and expenses	175,714
Accounting and administration expenses	34,849
Reports and statements to shareholders	23,124
Registration fees	22,568
Audit and tax	9,579
Legal fees	7,017
Trustees' fees	4,160
Pricing fees	3,170
Insurance fees	2,095
Custodian fees	2,057
Consulting fees	1,427
Dues and services	887
Trustees' expenses	711	1,221,904
Less expenses absorbed or waived		(127,036)
Less waived distribution expenses – Class R		(5,853)
Less expense paid indirectly		(691)
Total operating expenses		1,088,324
Net Investment Income		6,096,800

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on:
Investments		(8,103,294)
Swap contracts		(73,489)
Net realized loss		(8,176,783)
Net change in unrealized appreciation/depreciation of investments		205,592
Net Realized and Unrealized Loss on Investments		(7,971,191)

Net Decrease in Net Assets Resulting from Operations		$(1,874,391)

See accompanying notes

Statements of changes in net assets

Delaware High-Yield Opportunities Fund

	Six Months
	Ended	Year Ended
	1/31/08	7/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,096,800	$11,517,802
Net realized gain (loss) on investments	(8,176,783)	2,282,290
Net change in unrealized appreciation/depreciation of investments	205,592	(4,751,497)
Net increase (decrease) in net assets resulting from operations	(1,874,391)	9,048,595

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,796,294)	(6,546,964)
Class B	(398,086)	(944,829)
Class C	(908,788)	(1,542,924)
Class R	(440,054)	(384,992)
Institutional Class	(1,103,722)	(2,522,720)
	(6,646,944)	(11,942,429)

Capital Share Transactions:
Proceeds from shares sold:
Class A	20,057,513	71,566,320
Class B	77,035	3,046,865
Class C	2,139,521	16,337,198
Class R	5,729,933	6,782,518
Institutional Class	8,147,607	43,277,994

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,611,946	4,487,889
Class B	189,994	422,813
Class C	584,240	885,150
Class R	432,813	377,176
Institutional Class	922,432	2,103,530
	40,893,034	149,287,453
Cost of shares repurchased:
Class A	(31,902,735)	(35,120,328)
Class B	(2,316,265)	(4,653,560)
Class C	(5,298,903)	(5,843,416)
Class R	(1,716,330)	(1,448,664)
Institutional Class	(10,046,037)	(32,302,737)
	(51,280,270)	(79,368,705)
Increase (decrease) in net assets derived from capital share transactions	(10,387,236)	69,918,748
Net Increase (Decrease) in Net Assets	(18,908,571)	67,024,914

Net Assets:
Beginning of period	177,853,063	110,828,149
End of period (including undistributed net investment income of $8,680 and $122,952, respectively)	$158,944,492	$177,853,063

See accompanying notes

Financial highlights

Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$4.260	$4.260	$4.360	$4.210	$3.970	$3.420

Income (loss) from investment operations:
Net investment income[2]	0.154	0.321	0.319	0.292	0.335	0.377
Net realized and unrealized gain (loss) on investments	(0.189)	0.012	(0.090)	0.184	0.243	0.532
Total from investment operations	(0.035)	0.333	0.229	0.476	0.578	0.909

Less dividends and distributions from:
Net investment income	(0.165)	(0.333)	(0.329)	(0.326)	(0.338)	(0.359)
Total dividends and distributions	(0.165)	(0.333)	(0.329)	(0.326)	(0.338)	(0.359)

Net asset value, end of period	$4.060	$4.260	$4.260	$4.360	$4.210	$3.970

Total return[3]	(0.89% )	7.82%	5.49%	11.61%	14.97%	28.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$88,510	$102,420	$63,405	$82,988	$44,428	$29,385
Ratio of expenses to average net assets	1.13%	1.13%	1.13%	1.16%	1.13%	1.13%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.28%	1.27%	1.29%	1.28%	1.38%	1.56%
Ratio of net investment income to average net assets	7.13%	7.24%	7.42%	6.68%	8.05%	10.36%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	6.98%	7.10%	7.26%	6.56%	7.80%	9.93%
Portfolio turnover	128%	149%	151%	229%	644%	832%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the years ended July 31, 2004 and 2003.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     11

Financial highlights

Delaware High-Yield Opportunities Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$4.260	$4.260	$4.360	$4.210	$3.970	$3.420

Income (loss) from investment operations:
Net investment income[2]	0.139	0.291	0.289	0.262	0.305	0.352
Net realized and unrealized gain (loss) on investments	(0.199)	0.012	(0.090)	0.184	0.244	0.532
Total from investment operations	(0.060)	0.303	0.199	0.446	0.549	0.884

Less dividends and distributions from:
Net investment income	(0.150)	(0.303)	(0.299)	(0.296)	(0.309)	(0.334)
Total dividends and distributions	(0.150)	(0.303)	(0.299)	(0.296)	(0.309)	(0.334)

Net asset value, end of period	$4.050	$4.260	$4.260	$4.360	$4.210	$3.970

Total return[3]	(1.48% )	7.08%	4.75%	10.85%	14.19%	27.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,870	$12,446	$13,597	$16,661	$15,015	$15,464
Ratio of expenses to average net assets	1.83%	1.83%	1.83%	1.86%	1.83%	1.83%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.98%	1.97%	1.99%	1.98%	2.08%	2.26%
Ratio of net investment income to average net assets	6.43%	6.54%	6.72%	5.98%	7.35%	9.66%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	6.28%	6.40%	6.56%	5.86%	7.10%	9.23%
Portfolio turnover	128%	149%	151%	229%	644%	832%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the years ended July 31, 2004 and 2003.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$4.260	$4.260	$4.360	$4.210	$3.970	$3.420

Income (loss) from investment operations:
Net investment income[2]	0.139	0.290	0.289	0.262	0.305	0.352
Net realized and unrealized gain (loss) on investments	(0.189)	0.012	(0.090)	0.184	0.243	0.532
Total from investment operations	(0.050)	0.302	0.199	0.446	0.548	0.884

Less dividends and distributions from:
Net investment income	(0.150)	(0.302)	(0.299)	(0.296)	(0.308)	(0.334)
Total dividends and distributions	(0.150)	(0.302)	(0.299)	(0.296)	(0.308)	(0.334)

Net asset value, end of period	$4.060	$4.260	$4.260	$4.360	$4.210	$3.970

Total return[3]	(1.24% )	7.07%	4.75%	10.84%	14.16%	27.13%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,378	$27,179	$16,285	$17,474	$8,824	$5,916
Ratio of expenses to average net assets	1.83%	1.83%	1.83%	1.86%	1.83%	1.83%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.98%	1.97%	1.99%	1.98%	2.08%	2.26%
Ratio of net investment income to average net assets	6.43%	6.54%	6.72%	5.98%	7.35%	9.66%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	6.28%	6.40%	6.56%	5.86%	7.10%	9.23%
Portfolio turnover	128%	149%	151%	229%	644%	832%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the years ended July 31, 2004 and 2003.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     13

Financial highlights

Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					6/2/03[2]
	Ended	Year Ended				to
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$4.270	$4.270	$4.370	$4.210	$3.970	$3.960

Income (loss) from investment operations:
Net investment income[3]	0.149	0.313	0.310	0.279	0.322	0.050
Net realized and unrealized gain (loss) on investments	(0.199)	0.012	(0.090)	0.194	0.242	0.010
Total from investment operations	(0.050)	0.325	0.220	0.473	0.564	0.060

Less dividends and distributions from:
Net investment income	(0.160)	(0.325)	(0.320)	(0.313)	(0.324)	(0.050)
Total dividends and distributions	(0.160)	(0.325)	(0.320)	(0.313)	(0.324)	(0.050)

Net asset value, end of period	$4.060	$4.270	$4.270	$4.370	$4.210	$3.970

Total return[4]	(1.23% )	7.59%	5.27%	11.52%	14.55%	1.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,076	$9,251	$3,704	$2,030	$16	$ —
Ratio of expenses to average net assets	1.33%	1.33%	1.33%	1.46%	1.43%	1.43%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.58%	1.57%	1.59%	1.58%	1.68%	2.25%
Ratio of net investment income to average net assets	6.93%	7.04%	7.22%	6.38%	7.75%	9.57%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	6.68%	6.80%	6.96%	6.26%	7.50%	8.75%
Portfolio turnover	128%	149%	151%	229%	644%	832% [5]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations. Ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information for the year ended July 31, 2004 and the period ended July 31, 2003.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$4.260	$4.260	$4.360	$4.210	$3.970	$3.420

Income (loss) from investment operations:
Net investment income[2]	0.160	0.335	0.332	0.306	0.347	0.388
Net realized and unrealized gain (loss) on investments	(0.189)	0.012	(0.090)	0.184	0.244	0.532
Total from investment operations	(0.029)	0.347	0.242	0.490	0.591	0.920

Less dividends and distributions from:
Net investment income	(0.171)	(0.347)	(0.342)	(0.340)	(0.351)	(0.370)
Total dividends and distributions	(0.171)	(0.347)	(0.342)	(0.340)	(0.351)	(0.370)

Net asset value, end of period	$4.060	$4.260	$4.260	$4.360	$4.210	$3.970

Total return[3]	(0.74% )	8.15%	5.80%	11.96%	15.33%	28.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,110	$26,557	$13,837	$7,931	$1,066	$3,316
Ratio of expenses to average net assets	0.83%	0.83%	0.83%	0.86%	0.83%	0.83%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.98%	0.97%	0.99%	0.98%	1.08%	1.26%
Ratio of net investment income to average net assets	7.43%	7.54%	7.72%	6.98%	8.35%	10.66%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	7.28%	7.40%	7.56%	6.86%	8.10%	10.23%
Portfolio turnover	128%	149%	151%	229%	644%	832%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the years ended July 31, 2004 and 2003.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Notes to financial statements

Delaware High-Yield Opportunities Fund

January 31, 2008 (Unaudited)

Delaware Group Income Funds (Trust) is organized as a Delaware statutory trust and offers four Series: Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective June 1, 2007, Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Other long-term debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle is valued at unit value per share. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective January 31, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial

16

1. Significant Accounting Policies (continued)

reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, inverse floater program expenses, brokerage fees, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs, do not exceed 0.83% of average daily net assets of the Fund through November 30, 2008. For purposes of these waivers and reimbursements, non-routine expenses may also involve such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board of Trustees and DMC.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the six months ended January 31, 2008, the Fund was charged $14,491 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual distribution and service fees not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees through November 30, 2008 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At January 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$64,571
Dividend disbursing, transfer agent fees
and other expenses payable to DSC	28,585
Distribution fee payable to DDLP	57,351
Other expenses payable to DMC and affiliates*	13,286

*	DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees, and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2008, the Fund was charged $5,922 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2008, DDLP earned $8,416 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2008, DDLP received gross CDSC commissions of $1,965, $17,449, and $9,793 on redemption of the Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2008, the Fund made purchases of $100,951,532 and sales of $124,645,994 of investment securities other than short-term investments.

At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments was $165,265,504. At January 31, 2008, net unrealized depreciation was $6,189,532, of which $485,518 related to unrealized appreciation of investments and $6,675,050 related to unrealized depreciation of investments.

(continues)    17

Notes to financial statements

Delaware High-Yield Opportunities Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2008 and the year ended July 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	1/31/08*	7/31/07
Ordinary income	$6,646,944	$11,942,429

*Tax information for the period ended January 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$176,314,252
Undistributed ordinary income	8,680
Realized losses (8/1/07-1/31/08)	(2,733,220)
Post-October losses	(5,853,234)
Capital loss carryforwards as of 7/31/07	(2,602,454)
Unrealized depreciation of investments	(6,189,532)
Net assets	$158,944,492

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investments transactions from November 1, 2007 through January 31, 2008 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of CDS contracts and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2008, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$435,872
Accumulated net realized gain (loss)	(435,872)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2007 will expire as follows: $2,177,753 expires in 2010 and $424,701 expires in 2014.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/08	7/31/07
Shares sold:
Class A	4,726,958	16,131,500
Class B	17,932	690,363
Class C	504,424	3,683,027
Class R	1,356,039	1,542,551
Institutional Class	1,912,298	9,813,398

Shares issued upon reinvestment of
dividends and distributions:
Class A	621,612	1,014,172
Class B	45,288	95,775
Class C	139,054	199,740
Class R	103,016	85,132
Institutional Class	219,881	474,044
	9,646,502	33,729,702
Shares repurchased:
Class A	(7,554,660)	(7,989,211)
Class B	(549,713)	(1,054,471)
Class C	(1,255,575)	(1,328,467)
Class R	(407,423)	(327,926)
Institutional Class	(2,419,880)	(7,300,415)
	(12,187,251)	(18,000,490)
Net increase (decrease)	(2,540,749)	15,729,212

For the six months ended January 31, 2008 and the year ended July 31, 2007, 94,076 Class B shares were converted to 93,954 Class A shares valued at $396,523 and 318,849 Class B shares were converted to 318,849 Class A shares valued at $1,416,201, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of January 31, 2008, or at any time during the period then ended.

18

8. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/ receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended January 31, 2008, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above. There ware no swap contracts outstanding at January 31, 2008.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of the securities on loan was $8,512,207, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

(continues)     19

Notes to financial statements

Delaware High-Yield Opportunities Fund

10. Credit and Market Risk

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

20

About the organization

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware High-Yield Opportunities Fund and the Delaware Investments® Fund Profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

21

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(2839)	Printed in the USA
SA-137 [1/08] DG3 3/08	MF-08-02-016 PO12709

Semiannual Report	Delaware
Corporate Bond Fund

Delaware
Extended Duration Bond Fund
January 31, 2008

                                              Fixed income mutual funds

> Disclosure of Fund expenses	1
> Sector/Country allocations and credit quality breakdowns	2
> Statements of net assets	4
> Statements of assets and liabilities	20
> Statements of operations	21
> Statements of changes in net assets	22
> Financial highlights	23
> Notes to financial statements	33
> About the organization	40

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period August 1, 2007 to January 31, 2008

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007 to January 31, 2008.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Delaware Corporate Bond Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	8/1/07 to
	8/1/07	1/31/08	Ratios	1/31/08*
Actual Fund Return
Class A	$1,000.00	$1,031.10	0.90%	$4.59
Class B	1,000.00	1,027.30	1.65%	8.41
Class C	1,000.00	1,027.30	1.65%	8.41
Class R	1,000.00	1,029.90	1.15%	5.87
Institutional Class	1,000.00	1,032.50	0.65%	3.32
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.61	0.90%	$4.57
Class B	1,000.00	1,016.84	1.65%	8.36
Class C	1,000.00	1,016.84	1.65%	8.36
Class R	1,000.00	1,019.36	1.15%	5.84
Institutional Class	1,000.00	1,021.87	0.65%	3.30

Delaware Extended Duration Bond Fund Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	8/1/07 to
	8/1/07	1/31/08	Ratios	1/31/08*
Actual Fund Return
Class A	$1,000.00	$1,047.00	0.90%	$4.63
Class B	1,000.00	1,043.20	1.65%	8.47
Class C	1,000.00	1,041.20	1.65%	8.47
Class R	1,000.00	1,043.80	1.15%	5.91
Institutional Class	1,000.00	1,048.40	0.65%	3.35
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.61	0.90%	$4.57
Class B	1,000.00	1,016.84	1.65%	8.36
Class C	1,000.00	1,016.84	1.65%	8.36
Class R	1,000.00	1,019.36	1.15%	5.84
Institutional Class	1,000.00	1,021.87	0.65%	3.30

1

Sector/Country allocations and credit quality breakdowns

As of January 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Corporate Bond Fund

Percentage
Sector/Country	of Net Assets
Agency Collateralized Mortgage Obligations	0.20%
Agency Obligations	1.15%
Collateralized Debt Obligation	0.06%
Commercial Mortgage-Backed Securities	2.55%
Convertible Bonds	0.47%
Corporate Bonds	72.16%
Banking	9.41%
Basic Industry	3.70%
Brokerage	3.26%
Capital Goods	2.48%
Communications	9.68%
Consumer Cyclical	3.02%
Consumer Non-Cyclical	13.35%
Electric	5.02%
Energy	3.97%
Finance Companies	7.06%
Insurance	4.38%
Natural Gas	3.08%
Real Estate	0.93%
Technology	0.82%
Transportation	2.00%
Foreign Agencies	0.77%
Germany	0.59%
Republic of South Korea	0.18%
Municipal Bonds	1.29%
Non-Agency Asset-Backed Securities	2.31%
Non-Agency Collateralized Mortgage Obligations	1.70%
Regional Agency	0.25%
Regional Authority	0.20%
Senior Secured Loans	2.15%
Sovereign Agency	0.13%
Sovereign Debt	3.04%
Brazil	0.12%
Canada	0.19%
Germany	1.02%
Japan	0.01%
Mexico	0.10%
Philippines	0.13%
United Kingdom	1.47%
Supranational Bank	1.08%
U.S. Treasury Obligations	6.06%
Common Stock	0.00%
Convertible Preferred Stock	0.12%
Warrant	0.00%
Discount Note	1.95%
Securities Lending Collateral	6.18%
Total Value of Securities	103.82%
Obligation to Return Securities Lending Collateral	(6.18% )
Receivables and Other Assets Net of Liabilities	2.36%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	30.34%
AA	13.74%
A	26.34%
BBB	24.42%
BB	3.50%
B	1.18%
CCC	0.47%
Not Rated	0.01%
Total	100.00%

2

Delaware Extended Duration Bond Fund

Percentage
Sector/Country	of Net Assets
Agency Collateralized Mortgage Obligations	1.82%
Agency Obligations	1.67%
Commercial Mortgage-Backed Securities	1.94%
Convertible Bonds	0.50%
Corporate Bonds	71.25%
Banking	6.93%
Basic Industry	2.56%
Brokerage	3.27%
Capital Goods	2.00%
Communications	7.56%
Consumer Cyclical	5.37%
Consumer Non-Cyclical	14.22%
Electric	7.48%
Energy	5.08%
Finance Companies	5.98%
Insurance	4.37%
Natural Gas	2.58%
Real Estate	0.43%
Technology	1.15%
Transportation	2.27%
Foreign Agencies	0.77%
Germany	0.60%
Republic of South Korea	0.17%
Municipal Bonds	1.59%
Non-Agency Asset-Backed Securities	1.57%
Regional Agency	0.26%
Regional Authority	0.20%
Senior Secured Loans	2.17%
Sovereign Debt	3.11%
Brazil	0.12%
Finland	0.08%
Germany	1.21%
Japan	0.01%
Mexico	0.10%
Philippines	0.12%
United Kingdom	1.47%
Supranational Banks	0.74%
U.S. Treasury Obligations	8.06%
Convertible Preferred Stock	0.14%
Warrant	0.00%
Discount Note	1.57%
Securities Lending Collateral	9.07%
Total Value of Securities	106.43%
Obligation to Return Securities Lending Collateral	(9.07% )
Receivables and Other Assets Net of Liabilities	2.64%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	30.81%
AA	14.36%
A	24.73%
BBB	24.00%
BB	4.05%
B	1.28%
CCC	0.22%
Not Rated	0.55%
Total	100.00%

3

Statements of net assets

Delaware Corporate Bond Fund

January 31, 2008 (Unaudited)

		Principal	Value
		Amount°	(U.S.$)
Agency Collateralized Mortgage Obligations – 0.20%
Fannie Mae Series
2005-67 EY
5.50% 8/25/25	USD	615,000	$639,082
GNMA Series 2003-5 B
4.486% 10/16/25		540,000	550,192
Total Agency Collateralized Mortgage
Obligations (cost $1,149,330)			1,189,274

Agency Obligations – 1.15%
*Freddie Mac
5.00% 12/14/18		2,015,000	2,079,182
5.50% 8/23/17		3,020,000	3,327,251
Tennessee Valley Authority
4.875% 1/15/48		1,550,000	1,535,937
Total Agency Obligations
(cost $6,861,428)			6,942,370

@=# Collateralized Debt Obligation – 0.06%
Travelers Funding Limited
CBO Series 1A A2
144A 6.35% 2/18/14		343,360	342,709
Total Collateralized Debt Obligation
(cost $350,442)			342,709

Commercial Mortgage-Backed Securities – 2.55%
•Bank of America
Commercial Mortgage
Series 2004-3 A5
5.494% 6/10/39		1,490,000	1,514,759
Series 2005-6 AM
5.353% 9/10/47		675,000	629,020
Series 2006-3 A4
5.889% 7/10/44		1,075,000	1,097,684
#Bear Stearns Commercial
Mortgage Securities
Series 2004-ESA E
144A 5.064% 5/14/16		1,105,000	1,137,388
•#Credit Suisse First Boston
Mortgage Securities
Series 2001-SPGA A2
144A 6.515% 8/13/18		2,395,000	2,512,755
JPMorgan Chase Commercial
Mortgage Securities
Series 2002-C2 A2
5.05% 12/12/34		800,000	797,192
Series 2006-LDP9 A2
5.134% 5/15/47		2,400,000	2,287,894
#Merrill Lynch Mortgage
Investors Series
1998-C3 G 144A
6.00% 12/15/30		1,200,000	955,355
#Merrill Lynch Mortgage
Trust Series
2002-MW1 J 144A
5.695% 7/12/34		325,000	283,153
•Morgan Stanley Capital I
#Series 1999-FNV1 G
144A 6.12% 3/15/31		510,000	509,548
Series 2007-T27 A4
5.803% 6/13/42		1,500,000	1,505,987
#Tower 144A
Series 2004-2A A
4.232% 12/15/14		935,000	928,773
Series 2006-1 B
5.588% 2/15/36		510,000	511,244
Series 2006-1 C
5.707% 2/15/36		785,000	778,806
Total Commercial Mortgage-Backed
Securities (cost $15,684,218)			15,449,558

Convertible Bonds – 0.47%
*•U.S. Bancorp
3.176% 9/20/36
exercise price $38.28,
expiration date 9/20/36		1,775,000	1,783,875
*•Wyeth 3.581% 1/15/24
exercise price $60.09,
expiration date 1/15/24		1,000,000	1,052,610
Total Convertible Bonds
(cost $2,845,096)			2,836,485

Corporate Bonds – 72.16%
Banking – 9.41%
American Express
Centurion Bank
5.55% 10/17/12		3,155,000	3,275,868
•BAC Capital Trust XV
5.924% 6/1/56		1,505,000	1,223,672
•#Banco Mercantil 144A
6.862% 10/13/21		1,240,000	1,161,012
•#Glitnir Banki 144A
6.693% 6/15/16		1,150,000	1,065,514
HSBC Holdings
6.50% 9/15/37		1,970,000	1,935,529
JPMorgan Chase
5.75% 1/2/13		3,870,000	4,035,032
JPMorgan Chase Capital XXV
6.80% 10/1/37		5,035,000	4,773,094
#Northern Rock 144A
5.625% 6/22/17		3,615,000	3,765,550
•6.594% 6/29/49		3,715,000	2,232,321
•#PNC Preferred Funding
Trust I 144A
6.113% 3/29/49		3,200,000	2,882,093

4

		Principal	Value
		Amount°	(U.S.$)
Corporate Bonds (continued)
Banking (continued)
Popular North America
4.25% 4/1/08	USD	1,235,000	$1,236,403
•5.046% 4/6/09		845,000	849,927
Popular North America
Capital Trust I
6.564% 9/15/34		1,500,000	1,281,801
Silicon Valley Bank
5.70% 6/1/12		2,320,000	2,367,342
Sovereign Bancorp
4.80% 9/1/10		1,670,000	1,636,697
Sovereign Capital Trust VI
7.908% 6/13/36		2,505,000	2,033,617
U.S. Bank North America
4.80% 4/15/15		2,400,000	2,373,050
4.95% 10/30/14		1,520,000	1,524,112
•USB Capital IX
6.189% 4/15/49		110,000	87,509
Wachovia Bank
6.00% 11/15/17		2,565,000	2,625,149
6.60% 1/15/38		1,500,000	1,494,767
Washington Mutual
5.25% 9/15/17		1,155,000	960,693
5.50% 8/24/11		2,565,000	2,331,475
Wells Fargo
4.375% 1/31/13		5,330,000	5,334,477
5.625% 12/11/17		4,250,000	4,375,860
			56,862,564
Basic Industry – 3.70%
duPont (E.I.) deNemours
5.00% 1/15/13		4,240,000	4,392,347
Georgia-Pacific
9.50% 12/1/11		45,000	47,025
#GTL Trade Finance 144A
7.25% 10/20/17		1,200,000	1,254,131
Lubrizol 4.625% 10/1/09		3,490,000	3,531,042
♦Newmont Gold Pass
Through Trusts 1994
8.91% 1/5/09		96,847	99,655
#Norske Skogindustrier 144A
7.125% 10/15/33		2,265,000	1,929,642
Placer Dome
6.45% 10/15/35		1,760,000	1,799,540
Rohm & Haas
5.60% 3/15/13		4,760,000	4,964,357
#Sappi Papier Holding 144A
6.75% 6/15/12		2,910,000	2,879,294
#Stora Enso 144A
6.404% 4/15/16		1,500,000	1,499,159
			22,396,192
Brokerage – 3.26%
AMVESCAP
4.50% 12/15/09		1,435,000	1,440,932
Bear Stearns
7.25% 2/1/18		2,360,000	2,364,059
Goldman Sachs Group
6.75% 10/1/37		4,777,000	4,701,281
Jefferies Group
6.45% 6/8/27		2,705,000	2,436,166
Lazard Group
6.85% 6/15/17		1,210,000	1,191,447
Lehman Brothers Holdings
5.625% 1/24/13		4,155,000	4,213,199
•Lehman Brothers Holdings
E-Capital Trust I
6.685% 8/19/65		400,000	317,399
Merrill Lynch
5.45% 2/5/13		3,035,000	3,043,009
			19,707,492
Capital Goods – 2.48%
*General Electric
5.25% 12/6/17		3,200,000	3,234,333
KB HOME
8.625% 12/15/08		1,450,000	1,450,000
Martin Marietta Materials
6.25% 5/1/37		1,520,000	1,391,881
#Siemens Finance 144A
6.125% 8/17/26		2,440,000	2,418,077
Textron 6.50% 6/1/12		2,085,000	2,266,155
#Tyco Electronics Group
144A 6.55% 10/1/17		3,180,000	3,351,485
Tyco International Group
6.875% 1/15/29		945,000	899,754
			15,011,685
Communications – 9.68%
AT&T 5.50% 2/1/18		3,930,000	3,950,664
AT&T Wireless
8.125% 5/1/12		7,750,000	8,818,538
8.75% 3/1/31		1,535,000	1,932,381
Cisco Systems
5.50% 2/22/16		1,500,000	1,552,664
Comcast 6.30% 11/15/17		3,190,000	3,292,756
*News America
6.20% 12/15/34		2,575,000	2,488,305
SBC Communications
5.10% 9/15/14		3,760,000	3,782,635
•Sprint Nextel
5.243% 6/28/10		2,305,000	2,222,635
Telecom Italia Capital
4.00% 1/15/10		2,325,000	2,299,623
Telefonica Emisiones
5.984% 6/20/11		1,450,000	1,508,216
THOMSON 5.70% 10/1/14		4,905,000	5,071,476
Time Warner Cable
5.40% 7/2/12		6,970,000	7,083,702
Triton PCS 8.50% 6/1/13		900,000	931,500
Verizon Communications
5.55% 2/15/16		7,650,000	7,818,223

(continues)     5

Statements of net assets

Delaware Corporate Bond Fund

		Principal	Value
		Amount°	(U.S.$)
Corporate Bonds (continued)
Communications (continued)
Viacom
5.75% 4/30/11	USD	905,000	$928,175
•5.341% 6/16/09		1,025,000	1,017,646
Vodafone Group
5.375% 1/30/15		1,795,000	1,799,540
5.625% 2/27/17		2,000,000	2,008,932
			58,507,611
Consumer Cyclical – 3.02%
CVS Caremark
4.875% 9/15/14		1,445,000	1,424,922
5.75% 6/1/17		4,275,000	4,425,842
•DaimlerChrysler
North America
5.328% 8/3/09		1,810,000	1,790,193
Disney (Walt)
7.55% 7/15/93		1,565,000	1,912,809
#Galaxy Entertainment
Finance 144A
9.875% 12/15/12		700,000	721,000
Lear 8.75% 12/1/16		790,000	707,050
#Seminole Indian Tribe
of Florida 144A
7.804% 10/1/20		1,000,000	1,048,080
#Tenneco 144A
8.125% 11/15/15		450,000	450,000
#TRW Automotive 144A
7.00% 3/15/14		635,000	585,788
Wal-Mart Stores
5.25% 9/1/35		3,000,000	2,670,684
6.50% 8/15/37		2,410,000	2,536,053
			18,272,421
Consumer Non-Cyclical – 13.35%
Abbott Laboratories
5.15% 11/30/12		8,450,000	8,914,920
#AmBev International
Finance 144A
9.50% 7/24/17		BRL 3,200,000	1,519,045
AmerisourceBergen
5.625% 9/15/12		USD 1,880,000	1,949,868
#Amgen 144A
5.85% 6/1/17		6,157,000	6,327,801
Anheuser Busch
5.50% 1/15/18		5,970,000	6,208,585
Archer Daniels-Midland
6.45% 1/15/38		3,050,000	3,176,029
AstraZeneca
5.90% 9/15/17		3,500,000	3,712,891
Clorox
5.45% 10/15/12		3,600,000	3,691,688
5.95% 10/15/17		1,700,000	1,722,919
#Covidien International
Finance 144A
6.00% 10/15/17		4,711,000	4,899,723
6.55% 10/15/37		1,270,000	1,298,956
Diageo Capital
5.20% 1/30/13		668,000	687,426
5.75% 10/23/17		4,750,000	4,883,366
Kellogg 5.125% 12/3/12		3,175,000	3,283,014
Kraft Foods
6.125% 2/1/18		2,600,000	2,644,031
6.50% 8/11/17		3,500,000	3,660,286
McDonald’s
5.80% 10/15/17		3,080,000	3,263,596
PepsiCo 4.65% 2/15/13		2,800,000	2,910,051
Safeway 6.35% 8/15/17		4,120,000	4,365,964
Schering-Plough
5.55% 12/1/13		1,000,000	1,055,178
#UnitedHealth Group 144A
5.50% 11/15/12		2,000,000	2,075,850
Wyeth 5.50% 2/1/14		8,185,000	8,490,464
			80,741,651
Electric – 5.02%
Commonwealth Edison
6.15% 9/15/17		2,815,000	2,936,957
Duke Energy Carolinas
5.25% 1/15/18		1,870,000	1,904,608
6.00% 1/15/38		2,500,000	2,535,898
Florida Power & Light
5.95% 2/1/38		2,500,000	2,525,563
#Illinois Power 144A
6.125% 11/15/17		2,400,000	2,500,790
Pacific Gas & Electric
4.80% 3/1/14		2,600,000	2,591,654
5.625% 11/30/17		3,160,000	3,247,071
Pepco Holdings
6.125% 6/1/17		2,055,000	2,100,736
#Power Contract Financing
144A 6.256% 2/1/10		1,224,133	1,280,514
#Power Receivables Finance
144A 6.29% 1/1/12		139,715	148,157
PSEG Power
5.50% 12/1/15		3,675,000	3,683,712
Southwestern Electric
Power 5.875% 3/1/18		1,700,000	1,734,092
Virginia Electric Power
5.95% 9/15/17		1,500,000	1,586,366
#West Penn Power 144A
5.95% 12/15/17		1,535,000	1,579,733
			30,355,851
Energy – 3.97%
Apache
5.25% 4/15/13		1,530,000	1,596,936
5.625% 1/15/17		2,700,000	2,807,584
6.00% 1/15/37		700,000	702,365
Canadian National Resources
4.90% 12/1/14		1,300,000	1,260,263

6

		Principal	Value
		Amount°	(U.S.$)
Corporate Bonds (continued)
Energy (continued)
EnCana 5.90% 12/1/17	USD	3,100,000	$ 3,202,121
EnCana Holdings Finance
5.80% 5/1/14		1,875,000	1,951,224
#Lukoil International
Finance 144A
6.356% 6/7/17		185,000	176,675
Nexen Inc 5.65% 5/15/17		1,250,000	1,243,556
#Ras Laffan Liquefied
Natural Gas III 144A
5.832% 9/30/16		1,630,000	1,622,779
5.838% 9/30/27		2,485,000	2,330,028
SEACOR Holdings
7.20% 9/15/09		2,115,000	2,216,175
Sibeneft 10.75% 1/15/09		500,000	526,600
Transocean 6.00% 3/15/18		2,000,000	2,054,612
XTO Energy
5.30% 6/30/15		2,315,000	2,333,511
			24,024,429
Finance Companies – 7.06%
#Capmark Financial Group
144A 6.30% 5/10/17		2,884,000	2,023,634
General Electric Capital
5.25% 10/19/12		1,495,000	1,553,070
5.625% 9/15/17		18,770,000	19,409,550
5.875% 1/14/38		4,050,000	3,971,539
•#ILFC E-Capital Trust II
144A 6.25% 12/21/65		2,335,000	2,249,053
International Lease Finance
5.35% 3/1/12		2,775,000	2,843,160
5.875% 5/1/13		1,800,000	1,880,960
John Deere Capital
4.95% 12/17/12		2,800,000	2,887,979
#Mantis Reef 144A
4.799% 11/3/09		2,140,000	2,198,904
*National Rural Utilities
Co-operative Finance
5.45% 2/1/18		1,310,000	1,321,943
•#Xstrata Finance 144A
5.229% 11/13/09		2,345,000	2,340,064
			42,679,856
Insurance – 4.38%
American International
Group 5.85% 1/16/18		5,990,000	6,016,787
Berkshire Hathaway
Finance 4.85% 1/15/15		2,475,000	2,507,804
#Max USA Holdings 144A
7.20% 4/14/17		2,020,000	2,095,920
*•#MBIA Insurance 144A
14.00% 1/15/33		838,000	784,363
Montpelier Re Holdings
6.125% 8/15/13		1,035,000	1,030,011
w#Stingray Pass Through
Trust 144A
5.902% 1/12/15		2,300,000	747,500
•w#Twin Reefs Pass
Through Trust 144A
5.411% 12/31/49		3,900,000	784,875
Unitrin 6.00% 5/15/17		3,670,000	3,615,288
WellPoint
5.00% 1/15/11		3,730,000	3,810,370
5.00% 12/15/14		3,088,000	3,025,663
•#White Mountains
Re Group 144A
7.506% 5/29/49		2,220,000	2,031,708
			26,450,289
Natural Gas – 3.08%
CenterPoint Energy Resource
6.125% 11/1/17		3,005,000	3,096,631
Enterprise Products Operating
5.60% 10/15/14		3,015,000	3,044,155
•8.375% 8/1/66		1,510,000	1,511,240
Kaneb Pipe Line
Operating Partnership
5.875% 6/1/13		455,000	469,259
Kinder Morgan
Energy Partners
5.125% 11/15/14		4,725,000	4,703,373
ONEOK Partners
6.15% 10/1/16		2,000,000	2,045,422
TransCanada Pipelines
6.20% 10/15/37		2,420,000	2,407,687
Valero Energy
6.125% 6/15/17		1,300,000	1,337,899
			18,615,666
Real Estate – 0.93%
iStar Financial
5.15% 3/1/12		900,000	770,840
5.875% 3/15/16		1,190,000	979,892
Regency Centers
5.875% 6/15/17		2,505,000	2,418,996
•#USB Realty 144A
6.091% 12/22/49		1,800,000	1,445,537
			5,615,265
Technology – 0.82%
SunGard Data Systems
9.125% 8/15/13		550,000	561,000
Xerox
5.50% 5/15/12		955,000	975,613
6.75% 2/1/17		3,250,000	3,403,413
			4,940,026

(continues)     7

Statements of net assets

Delaware Corporate Bond Fund

		Principal	Value
		Amount°	(U.S.$)
Corporate Bonds (continued)
Transportation – 2.00%
Burlington North Santa Fe
5.65% 5/1/17	USD	4,500,000	$ 4,559,337
#Erac USA Finance 144A
7.00% 10/15/37		4,707,000	4,288,769
Union Pacific
5.375% 5/1/14		787,000	777,939
5.70% 8/15/18		2,365,000	2,356,983
=United Air Lines
8.70% 10/7/08		386,029	115,810
			12,098,838
Total Corporate Bonds
(cost $438,852,467)			436,279,836

Foreign Agencies – 0.77%
Germany – 0.59%
KFW 3.25% 2/15/11		2,340,000	2,374,980
Rentenbank
3.25% 3/15/13		1,200,000	1,194,480
			3,569,460
Republic of South Korea – 0.18%
Korea Development Bank
5.30% 1/17/13		1,080,000	1,100,084
			1,100,084
Total Foreign Agencies
(cost $4,619,504)			4,669,544

Municipal Bonds – 1.29%
Buckeye, Ohio
Tobacco Settlement
Financing Authority
Revenue Series A-2
5.875% 6/1/47		825,000	796,760
California State
5.00% 2/1/33		890,000	892,759
Oregon State
Taxable Pension
5.892% 6/1/27		1,600,000	1,741,056
West Virginia Economic
Development Authority
5.37% 7/1/20 (MBIA)		290,000	300,858
West Virginia Tobacco
Settlement Finance
Authority 7.467% 6/1/47		4,250,000	4,040,177
Total Municipal Bonds
(cost $7,840,099)			7,771,610

Non-Agency Asset-Backed Securities – 2.31%
Capital One Multi-Asset
Execution Trust
Series 2007-A7 A7
5.75% 7/15/20		1,275,000	1,302,448
Caterpillar Financial Asset
Trust Series 2007-A
A3A 5.34% 6/25/12		480,000	494,377
Citibank Credit Card
Issuance Trust
Series 2007-A3 A3
6.15% 6/15/39		3,155,000	3,303,462
•Countrywide Asset-
Backed Certificates
Series 2006-S7 A3
5.712% 11/25/35		1,650,000	1,302,541
Discover Card Execution
Note Master Trust
Series 2007-A1 A1
5.65% 3/16/20		2,180,000	2,212,252
#Dunkin Securitization
Series 2006-1 A2 144A
5.779% 6/20/31		425,000	374,283
Hyundai Auto Receivables
Trust Series 2007-A
A3A 5.04% 1/17/12		480,000	487,155
•#MASTR Specialized Loan
Trust Series 2005-2 A2
144A 5.006% 7/25/35		514,829	468,031
Mid-State Trust
Series 11 A1
4.864% 7/15/38		198,416	200,624
Series 2004-1 A
6.005% 8/15/37		237,626	238,268
Series 2005-1 A
5.745% 1/15/40		278,979	273,094
RSB Bondco Series 2007-A
A2 5.72% 4/1/18		1,085,000	1,140,030
#Sharp Net Interest
Margin Trust Series
2004-2N Note 144A
7.00% 1/25/34		1,471	735
•#SLM Student Loan Trust
Series 2003-4 A5C
144A 5.151% 3/15/33		1,680,000	1,683,150
Structured Asset Securities
Series 2001-SB1 A2
3.375% 8/25/31		567,065	495,883
Total Non-Agency Asset-Backed Securities
(cost $14,166,676)			13,976,333

Non-Agency Collateralized Mortgage Obligations – 1.70%
Countrywide Alternative
Loan Trust Series
2006-2CB A3
5.50% 3/25/36		937,916	939,307
•First Horizon Alternative
Mortgage Securities
Series 2006-FA2 B1
5.978% 5/25/36		1,921,782	1,559,681

8

		Principal	Value
		Amount°	(U.S.$)
Non-Agency Collateralized Mortgage Obligations (continued)
•MASTR Adjustable Rate
Mortgages Trust
Series 2005-1 B1
5.903% 3/25/35	USD	1,609,969	$ 1,592,424
•Nomura Asset Acceptance
Series 2006-AF1 1A2
6.159% 5/25/36		1,200,000	1,153,023
•Wells Fargo Mortgage
Backed Securities Trust
Series 2006-AR6 7A1
5.109% 3/25/36		3,182,345	3,164,509
Series 2006-AR12 1A2
6.024% 9/25/36		868,342	876,643
Series 2006-AR14 2A4
6.087% 10/25/36		1,006,996	1,007,934
Total Non-Agency Collateralized Mortgage
Obligations (cost $10,597,983)			10,293,521

Regional Agency – 0.25%
Queensland Treasury
6.00% 10/14/15	AUD	1,756,000	1,512,965
Total Regional Agency
(cost $1,327,363)			1,512,965

Regional Authority – 0.20%
Quebec Province
5.00% 12/1/15	CAD	1,171,000	1,217,873
Total Regional Authority
(cost $1,046,281)			1,217,873

«Senior Secured Loans – 2.15%
AWAS 2nd Lien
11.44% 3/21/13	USD	2,003,251	1,812,942
Energy Futures Holdings
8.39% 10/10/14		1,511,213	1,383,394
Ford Motor Tranche B
8.36% 11/29/13		1,613,325	1,415,693
General Motors
7.745% 11/17/13		1,533,025	1,401,951
MetroPCS Wireless
9.70% 2/20/14		1,595,960	1,499,763
PTS Acquisition
8.49% 4/10/14		1,595,990	1,388,511
Stallion Oilfield
Services Tranche B
10.86% 6/12/13		1,600,000	1,440,000
Telesat Canada
9.00% 2/14/08		2,290,000	2,015,201
Tribune 8.49% 5/17/09		700,000	654,283
Total Senior Secured Loans
(cost $14,350,365)			13,011,738

Sovereign Agency – 0.13%
Canada – 0.13%
Export Development Canada
2.625% 3/15/11		790,000	789,135
			789,135
Total Sovereign Agency
(cost $786,722)			789,135

Sovereign Debt – 3.04%
Brazil – 0.12%
Republic of Brazil
10.25% 1/10/28	BRL	1,410,000	756,703
			756,703
Canada – 0.19%
Canadian Government
3.75% 6/1/12	CAD	1,160,000	1,166,300
			1,166,300
Germany – 1.02%
Bundesobligation
4.25% 10/12/12	EUR	4,049,000	6,196,903
			6,196,903
Japan – 0.01%
Japan Government 5yr
Bond 1.10% 12/20/12	JPY	4,950,000	47,056
			47,056
Mexico – 0.10%
Mexican Bonos
8.00% 12/17/15	MXN	6,109,000	576,545
			576,545
Philippines – 0.13%
Philippines Government
6.375% 1/15/32	USD	800,000	792,000
			792,000
United Kingdom – 1.47%
U.K. Treasury
5.00% 3/7/12	GBP	2,853,800	5,833,866
8.00% 9/27/13	GBP	1,296,000	3,035,157
			8,869,023
Total Sovereign Debt
(cost $18,113,045)			18,404,530

Supranational Bank – 1.08%
European Investment Bank
2.15% 1/18/27	JPY	59,000,000	563,998
2.875% 3/15/13	USD	1,915,000	1,887,432
3.25% 2/15/11		1,225,000	1,245,099
6.00% 7/15/09	NZD	2,510,000	1,917,223
11.25% 2/14/13	BRL	1,600,000	906,879
Total Supranational Bank
(cost $6,346,085)			6,520,631

(continues)     9

Statements of net assets

Delaware Corporate Bond Fund

		Principal	Value
		Amount°	(U.S.$)
U.S. Treasury Obligations – 6.06%
*U.S. Treasury Bond
4.75% 2/15/37	USD	4,666,000	$ 4,972,211
U.S. Treasury Notes
*2.875% 1/31/13		1,705,000	1,709,796
¥4.25% 11/15/17		28,506,000	29,944,670
Total U.S. Treasury Obligations
(cost $36,663,113)			36,626,677

		Number of
		Shares
Common Stock – 0.00%
*Masco		281	6,443
†UAL		50	1,898
Total Common Stock
(cost $2,229)			8,341

Convertible Preferred Stock – 0.12%
General Motors 5.25%
exercise price $64.90,
expiration date 3/6/32		37,500	747,750
Total Convertible Preferred Stock
(cost $789,225)			747,750

Warrant – 0.00%
†#Solutia144A,
exercise price $7.59,
expiration date 7/15/09		1,590	0
Total Warrant
(cost $135,295)			0

		Principal
		Amountº
≠Discount Note – 1.95%
Federal Home Loan Bank
2.00% 2/1/08	USD	11,768,653	11,768,653
Total Discount Note
(cost $11,768,653)			11,768,653

Total Value of Securities Before Securities
Lending Collateral – 97.64%
(cost $594,295,619)			590,359,533

		Number of
		Shares
Securities Lending Collateral** – 6.18%
Investment Companies
Mellon GSL DBT II
Collateral Fund		37,364,867	37,364,867
Total Securities Lending Collateral
(cost $37,364,867)			37,364,867

Total Value of Securities – 103.82%
(cost $631,660,486)	$627,724,400	©
Obligation to Return Securities
Lending Collateral** – (6.18%)	(37,364,867)
Receivables and Other Assets
Net of Liabilities – 2.36%	14,252,787
Net Assets Applicable to 109,149,511
Shares Outstanding – 100.00%	$604,612,320

Net Asset Value – Delaware Corporate Bond Fund
Class A ($291,819,528 / 52,668,714 Shares)	$5.54
Net Asset Value – Delaware Corporate Bond Fund
Class B ($19,934,319 / 3,601,057 Shares)	$5.54
Net Asset Value – Delaware Corporate Bond Fund
Class C ($71,281,924 / 12,863,243 Shares)	$5.54
Net Asset Value – Delaware Corporate Bond Fund
Class R ($18,342,114 / 3,309,898 Shares)	$5.54
Net Asset Value – Delaware Corporate Bond Fund
Institutional Class
($203,234,435 / 36,706,599 Shares)	$5.54

Components of Net Assets at January 31, 2008:
Shares of beneficial interest
(unlimited authorization – no par)	$620,288,525
Undistributed investment income	87,523
Accumulated net realized loss on investments	(12,540,944)
Net unrealized depreciation of investments
and foreign currencies	(3,222,784)
Total net assets	$604,612,320

ºPrincipal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY— Japanese Yen
MXN — Mexican Peso
NOK — Norwegian Kroner
NZD — New Zealand Dollar
USD — United States Dollar

10

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2008, the aggregate amount of fair valued securities equaled $458,519, which represented 0.08% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

@	Illiquid security. At January 31, 2008, the aggregate amount of illiquid securities equaled $342,709 which represented 0.06% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2008, the aggregate amount of Rule 144A securities equaled $84,479,454 which represented 13.97% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of January 31, 2008.

w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

¥	Fully or partially pledged as collateral for financial futures contracts.

†	Non-income producing security for the period ended January 31, 2008.

≠	The rate shown is the effective yield at the time of purchase.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

*	Fully or partially on loan.

**	See Note 11 in “Notes to financial statements.”

©	Includes $37,135,935 of securities loaned

Summary of Abbreviations:
CBO — Collateralized Bond Obligation
CDS — Credit Default Swap
GNMA — Government National Mortgage Association
MASTR — Mortgage Asset Securitization Transactions, Inc.
MBIA — Insured by the Municipal Bond Insurance Association
RSB — Rate Stabilization Bonds
yr — year

Net Asset Value and Offering Price Per Share –
Delaware Corporate Bond Fund
Net asset value Class A (A)	$5.54
Sales charge (4.50% of offering price) (B)	0.26
Offering price	$5.80

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at January 31, 2008:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
BRL	(1,064,916)	USD	582,558	3/31/08	$(22,851)
EUR	4,039,709	USD	(5,912,863)	2/29/08	89,604
GBP	(3,067,939)	USD	6,059,486	3/31/08	(19,029)
JPY	300,872,000	USD	(2,830,751)	3/31/08	10,419
MXN	274,800	USD	(25,062)	3/31/08	155
NOK	3,624,717	USD	(658,870)	3/31/08	8,542
NZD	(1,705,022)	USD	1,313,276	2/29/08	(25,788)
					$ 41,052

Futures Contracts2

	Notional			Unrealized
Contracts	Cost	Notional	Expiration	Appreciation
to Buy (Sell)	(Proceeds)	Value	Date	(Depreciation)
30 Canadian
10 yr Bond	$ 3,426,907	$ 3,472,174	3/31/08	$ 45,267
6 Long Gilt Bond	3,332,866	3,298,193	3/31/08	(34,673)
107 U.S. Treasury
10 yr Notes	12,393,756	12,488,906	3/31/08	95,150
				$105,744

Swap Contracts3
Credit Default Swap Contracts

Swap Counterparty		Annual		Unrealized
& Referenced	Notional	Protection	Termination	Appreciation
Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Bank of America
5 yr CDS	$ 1,675,000	0.48%	12/20/12	$14,146
Best Buy
5 yr CDS	1,933,000	0.60%	9/20/12	64,175
10 yr CDS	970,000	0.98%	9/20/17	39,928
CMBX North
America A2	1,000,000	0.25%	3/15/49	(25,641)
Kraft Food
10 yr CDS	2,600,000	0.77%	12/20/17	36,627
Rohm & Haas
5.5 yr CDS	1,580,000	0.37%	3/20/13	19,671
JPMorgan Chase Bank
Embarq 7 yr CDS	2,125,000	0.77%	9/20/14	136,302
Merrill Lynch
5 yr CDS	1,000,000	0.58%	12/20/12	35,469
iStar Financal
5 yr CDS	1,245,000	4.30%	3/20/13	16,260

(continues)     11

Statements of net assets

Delaware Corporate Bond Fund

Swap Contracts (continued)
Swap Counterparty		Annual		Unrealized
& Referenced	Notional	Protection	Termination	Appreciation
Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased (continued):
Lehman Brothers
Capmark
Financial
5 yr CDS	$ 2,900,000	1.65%	9/20/12	$ 700,009
Gannet 7 yr CDS	1,430,000	0.88%	9/20/14	27,128
Home Depot
5 yr CDS	2,214,500	0.50%	9/20/12	77,082
New York Times
7 yr CDS	1,430,000	0.75%	9/20/14	37,073
Sara Lee 7 yr CDS	1,430,000	0.60%	9/20/14	11,775
Target 5 yr CDS	1,970,000	0.57%	12/20/12	26,018
V.F. 5 yr CDS	3,225,000	0.40%	9/20/12	14,185
Washington Mutual
4 yr CDS	2,071,000	0.85%	9/20/11	196,587
10 yr CDS	1,190,000	3.15%	12/20/17	(52,876)
				$1,373,918
Protection Sold:
Goldman Sachs
CDX North America
Investment
Grade 9.1	$46,250,000	0.60%	12/20/12	$ (388,673)
Lehman Brothers
ABX HE 07-1	1,655,000	0.90%	8/25/37	—
ABX HE 07-1	1,555,000	0.15%	8/25/37	(245,525)
Best Buy
5 yr CDS	966,000	0.61%	9/20/12	(31,901)
10 yr CDS	515,000	0.99%	9/20/17	(20,819)
CDX North America
Investment
Grade 9.1	6,750,000	0.60%	12/20/12	(86,688)
Reynolds American
5 yr CDS	2,860,000	1.00%	9/20/12	(2,047)
				(775,653)
Total				$ 598,265

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in “Notes to financial statements.”

[2] See Note 9 in “Notes to financial statements.”

[3] See Note 10 in “Notes to financial statements.”

See accompanying notes

12

Delaware Extended Duration Bond Fund

January 31, 2008 (Unaudited)

		Principal	Value
		Amount°	(U.S.$)
Agency Collateralized Mortgage Obligations – 1.82%
Fannie Mae Series 2005-67
EY 5.50% 8/25/25	USD	285,000	$ 296,160
Freddie Mac Series 3344 ME
5.50% 7/15/37		665,000	668,476
Freddie Mac Reference REMIC
Series R002 ZA
5.50% 6/15/35		642,343	635,861
Series R008 ZA
6.00% 7/15/36		2,991,896	3,027,333
Total Agency Collateralized Mortgage
Obligations (cost $4,339,736)			4,627,830

Agency Obligations – 1.67%
*Freddie Mac
5.00% 12/14/18		1,050,000	1,083,445
5.50% 8/23/17		1,700,000	1,872,956
Tennessee Valley Authority
4.875% 1/15/48		1,300,000	1,288,205
Total Agency Obligations
(cost $4,199,411)			4,244,606

Commercial Mortgage-Backed Securities – 1.94%
•Bank of America
Commercial Mortgage
Series 2004-3 A5
5.494% 6/10/39		665,000	676,050
Series 2005-6 AM
5.353% 9/10/47		315,000	293,543
Bear Stearns Commercial
Mortgage Securities
#Series 2004-ESA E 144A
5.064% 5/14/16		260,000	267,621
•Series 2007-T28 A4
5.742% 9/11/42		740,000	741,022
•#Credit Suisse First Boston
Mortgage Securities Series
2001-SPGA A2 144A
6.515% 8/13/18		610,000	639,992
JPMorgan Chase Commercial
Mortgage Securities
Series 2006-LDP9 A2
5.134% 5/15/47		750,000	714,967
#Merrill Lynch Mortgage
Investors Series 1998-C3 G
144A 6.00% 12/15/30		500,000	398,065
Merrill Lynch Mortgage Trust
#Series 2002-MW1 J 144A
5.695% 7/12/34		110,000	95,836
Series 2005-CIP1 A2
4.96% 7/12/38		50,000	49,858
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A
6.12% 3/15/31		155,000	154,863
Series 2007-T27 A4
5.803% 6/13/42		715,000	717,854
#Tower Series 2004-2A A 144A
4.232% 12/15/14		195,000	193,701
Total Commercial Mortgage-Backed Securities
(cost $5,023,633)			4,943,372

•Convertible Bonds – 0.50%
*U.S. Bancorp 3.176% 9/20/36
exercise price $38.28,
expiration date 9/20/36		800,000	804,000
*Wyeth 3.581% 1/15/24
exercise price $60.09,
expiration date 1/15/24		450,000	473,675
Total Convertible Bonds
(cost $1,283,140)			1,277,675

Corporate Bonds – 71.25%
Banking – 6.93%
•BAC Capital Trust XV
5.924% 6/1/56		725,000	589,476
•#Banco Mercantil 144A
6.862% 10/13/21		625,000	585,188
HSBC Holdings
6.50% 9/15/37		885,000	869,514
JPMorgan Chase
5.75% 1/2/13		495,000	516,109
JPMorgan Chase Capital XXV
6.80% 10/1/37		2,255,000	2,137,702
#Northern Rock 144A
5.625% 6/22/17		1,690,000	1,760,382
•6.594% 6/29/49		1,630,000	979,457
Popular North America Capital
Trust I 6.564% 9/15/34		1,460,000	1,247,620
Silicon Valley Bank
5.70% 6/1/12		1,150,000	1,173,467
Sovereign Capital Trust VI
7.908% 6/13/36		400,000	324,729
U.S. Bank North America
4.80% 4/15/15		1,080,000	1,067,873
4.95% 10/30/14		640,000	641,731
Wachovia Bank
6.00% 11/15/17		1,125,000	1,151,381
6.60% 1/15/38		675,000	672,645
*Washington Mutual
5.25% 9/15/17		530,000	440,838
Wells Fargo
4.375% 1/31/13		2,225,000	2,226,869
5.625% 12/11/17		1,230,000	1,266,425
			17,651,406
Basic Industry – 2.56%
Georgia-Pacific
9.50% 12/1/11		250,000	261,250
#GTL Trade Finance 144A
7.25% 10/20/17		540,000	564,359

(continues)     13

Statements of net assets

Delaware Extended Duration Bond Fund

		Principal	Value
		Amount°	(U.S.$)
Corporate Bonds (continued)
Basic Industry (continued)
#Norske Skogindustrier 144A
7.125% 10/15/33	USD	1,055,000	$ 898,796
Placer Dome 6.45% 10/15/35		675,000	690,165
Rohm & Haas 5.60% 3/15/13		2,067,000	2,155,740
#Sappi Papier Holding 144A
6.75% 6/15/12		1,320,000	1,306,071
#Stora Enso 144A
6.404% 4/15/16		650,000	649,635
			6,526,016
Brokerage – 3.27%
Bear Stearns 7.25% 2/1/18		995,000	996,711
Goldman Sachs Group
6.75% 10/1/37		2,094,000	2,060,808
Jefferies Group 6.45% 6/8/27		1,185,000	1,067,230
LaBranche 9.50% 5/15/09		595,000	599,463
Lazard Group 6.85% 6/15/17		565,000	556,337
Lehman Brothers Holdings
5.625% 1/24/13		1,745,000	1,769,442
Merrill Lynch 5.45% 2/5/13		1,275,000	1,278,365
			8,328,356
Capital Goods – 2.00%
General Electric 5.25% 12/6/17		1,500,000	1,516,093
KB HOME 8.625% 12/15/08		650,000	650,000
Martin Marietta Materials
6.25% 5/1/37		1,405,000	1,286,574
#Siemens Finance 144A
6.125% 8/17/26		860,000	852,273
Tyco International Group
6.875% 1/15/29		830,000	790,260
			5,095,200
Communications – 7.56%
AT&T
5.50% 2/1/18		1,650,000	1,658,676
6.50% 9/1/37		3,200,000	3,273,430
AT&T Wireless Services
8.75% 3/1/31		1,720,000	2,165,274
Comcast 6.95% 8/15/37		1,417,000	1,460,977
News America
6.20% 12/15/34		1,295,000	1,251,400
7.30% 4/30/28		700,000	738,931
SBC Communications
5.10% 9/15/14		340,000	342,047
Telefonos de Mexico
5.50% 1/27/15		600,000	596,520
THOMSON 5.70% 10/1/14		2,150,000	2,222,971
Time Warner Cable
6.55% 5/1/37		2,250,000	2,236,075
Triton PCS 8.50% 6/1/13		555,000	574,425
Verizon Communications
5.55% 2/15/16		1,600,000	1,635,184
6.25% 4/1/37		325,000	327,277
Vodafone Group
7.875% 2/15/30		400,000	465,120
Windstream 8.125% 8/1/13		305,000	314,150
			19,262,457
Consumer Cyclical – 5.37%
CVS Caremark
4.875% 9/15/14		635,000	626,177
5.75% 6/1/17		1,944,000	2,012,594
DaimlerChrysler North
America 8.50% 1/18/31		600,000	752,599
Disney (Walt) 7.55% 7/15/93		1,920,000	2,346,705
FTI Consulting 7.75% 10/1/16		270,000	280,800
#Galaxy Entertainment Finance
144A 9.875% 12/15/12		315,000	324,450
Lear 8.75% 12/1/16		300,000	268,500
#Seminole Indian Tribe
of Florida 144A
7.804% 10/1/20		425,000	445,434
#Tenneco 144A
8.125% 11/15/15		200,000	200,000
#TRW Automotive 144A
7.00% 3/15/14		290,000	267,525
Wal-Mart Stores
5.25% 9/1/35		2,175,000	1,936,246
6.50% 8/15/37		4,010,000	4,219,739
			13,680,769
Consumer Non-Cyclical – 14.22%
Abbott Laboratories
5.15% 11/30/12		2,045,000	2,157,516
5.60% 11/30/17		1,405,000	1,469,048
#AmBev International Finance
144A 9.50% 7/24/17	BRL	1,500,000	712,052
AmerisourceBergen
5.625% 9/15/12	USD	525,000	544,511
#Amgen 144A 6.375% 6/1/37		2,337,000	2,336,734
Anheuser Busch
5.50% 1/15/18		1,825,000	1,897,934
Archer Daniels 6.45% 1/15/38		1,635,000	1,702,560
AstraZeneca
5.90% 9/15/17		825,000	875,181
6.45% 9/15/37		2,750,000	2,986,015
#Cargill 144A
6.125% 4/19/34		1,000,000	918,390
6.125% 9/15/36		550,000	512,219
Clorox 5.95% 10/15/17		1,600,000	1,621,571
#Covidien International
Finance 144A
6.00% 10/15/17		1,282,000	1,333,357
6.55% 10/15/37		1,905,000	1,948,434
Diageo Capital
5.20% 1/30/13		303,000	311,812
5.75% 10/23/17		2,130,000	2,189,804

14

	Principal		Value
	Amount°		(U.S.$)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Genentech 5.25% 7/15/35	USD	800,000	$747,696
Kraft Foods
6.125% 2/1/18		1,350,000	1,372,862
7.00% 8/11/37		1,930,000	1,997,685
McDonald’s 5.80% 10/15/17		1,340,000	1,419,876
Merck 5.75% 11/15/36		815,000	812,075
PepsiCo 4.65% 2/15/13		1,250,000	1,299,130
Safeway 6.35% 8/15/17		900,000	953,730
Teva Pharmaceuticals Finance
6.15% 2/1/36		550,000	548,755
#UnitedHealth Group 144A
5.50% 11/15/12		1,900,000	1,972,058
Wyeth 5.95% 4/1/37		1,605,000	1,588,408
			36,229,413
Electric – 7.48%
Commonwealth Edison
6.15% 9/15/17		1,265,000	1,319,805
Connecticut Light & Power
6.35% 6/1/36		820,000	822,377
Duke Energy Carolinas
6.00% 1/15/38		2,000,000	2,028,718
Florida Power & Light
5.95% 2/1/38		1,400,000	1,414,315
#Illinois Power 144A
6.125% 11/15/17		1,000,000	1,041,996
#Indianapolis Power & Light
144A 6.05% 10/1/36		1,115,000	1,103,364
Pacific Gas & Electric
5.625% 11/30/17		1,350,000	1,387,198
5.80% 3/1/37		1,735,000	1,681,189
PacifiCorp 5.75% 4/1/37		3,000,000	2,926,458
Pepco Holdings
6.125% 6/1/17		565,000	577,575
Potomac Electric Power
6.50% 11/15/37		950,000	966,655
PSEG Power 5.50% 12/1/15		890,000	892,110
PSI Energy 8.85% 1/15/22		230,000	298,232
Virginia Electric Power
6.35% 11/30/37		1,255,000	1,307,106
#West Penn Power 144A
5.95% 12/15/17		1,255,000	1,291,573
			19,058,671
Energy – 5.08%
Apache 6.00% 1/15/37		1,416,000	1,420,785
Canadian Natural Resources
6.25% 3/15/38		1,500,000	1,430,265
6.75% 2/1/39		537,000	548,499
Devon Energy 7.95% 4/15/32		435,000	534,440
Husky Energy 6.80% 9/15/37		400,000	419,611
#Lukoil International Finance
144A 6.356% 6/7/17		100,000	95,500
Nexen 6.40% 5/15/37		1,500,000	1,456,044
#Ras Laffan Liquefied
Natural Gas III 144A
5.838% 9/30/27		1,970,000	1,847,144
SEACOR Holdings
7.20% 9/15/09		240,000	251,481
Sibneft 10.75% 1/15/09		475,000	500,270
Suncor Energy 6.50% 6/15/38		815,000	833,840
Transocean
6.00% 3/15/18		1,000,000	1,027,306
6.80% 3/15/38		1,360,000	1,419,599
Weatherford International
6.80% 6/15/37		1,100,000	1,143,627
			12,928,411
Finance Companies – 5.98%
#Capmark Financial Group
144A 6.30% 5/10/17		1,300,000	912,179
Encana Holdings Finance
5.80% 5/1/14		785,000	816,913
General Electric Capital
5.25% 10/19/12		650,000	675,248
5.625% 9/15/17		120,000	124,089
5.875% 1/14/38		1,760,000	1,725,903
6.75% 3/15/32		6,000,000	6,581,375
John Deere Capital
4.95% 12/17/12		1,200,000	1,237,705
•#ILFC E-Capital Trust II 144A
6.25% 12/21/65		1,045,000	1,006,535
International Lease Finance
5.875% 5/1/13		815,000	851,657
#Mantis Reef 144A
4.799% 11/3/09		340,000	349,359
*National Rural Utilities
Co-operative Finance
5.45% 2/1/18		945,000	953,616
			15,234,579
Insurance – 4.37%
American International Group
5.85% 1/16/18		1,960,000	1,968,764
#Max USA Holdings 144A
7.20% 4/14/17		870,000	902,698
•#MBIA Insurance 144A
14.00% 1/15/33		354,000	331,342
Montpelier Re Holdings
6.125% 8/15/13		465,000	462,759
#Mutual of Omaha Insurance
144A 6.80% 6/15/36		1,540,000	1,506,710
Prudential Financial
6.625% 12/1/37		1,495,000	1,522,293
w#Stingray Pass Through Trust
144A 5.902% 1/12/15		1,200,000	390,000
Unitrin 6.00% 5/15/17		1,725,000	1,699,284
WellPoint 5.00% 12/15/14		1,360,000	1,332,546
•#White Mountains Re Group
144A 7.506% 5/29/49		1,105,000	1,011,278
			11,127,674

(continues)     15

Statements of net assets

Delaware Extended Duration Bond Fund

	Principal		Value
	Amount°		(U.S.$)
Corporate Bonds (continued)
Natural Gas – 2.58%
Boston Gas 6.95% 12/1/23	USD	200,000	$215,398
Enterprise Products Operating
5.60% 10/15/14		1,170,000	1,181,314
•8.375% 8/1/66		730,000	730,599
Kinder Morgan Energy
Partners 5.125% 11/15/14		1,200,000	1,194,508
ONEOK Partners
6.15% 10/1/16		1,245,000	1,273,274
TransCanada Pipelines
6.20% 10/15/37		1,015,000	1,009,836
Valero Energy
6.625% 6/15/37		970,000	961,220
			6,566,149
Real Estate – 0.43%
Regency Centers
5.875% 6/15/17		1,140,000	1,100,860
			1,100,860
Technology – 1.15%
International Business
Machines 7.125% 12/1/96		100,000	110,330
SunGard Data Systems
9.125% 8/15/13		275,000	280,500
Xerox
5.50% 5/15/12		440,000	449,497
6.75% 2/1/17		2,000,000	2,094,408
			2,934,735
Transportation – 2.27%
Burlington North Santa Fe
5.65% 5/1/17		1,155,000	1,170,230
*6.15% 5/1/37		1,100,000	1,064,414
#DP World 144A 6.85% 7/2/37		330,000	296,716
#Erac USA Finance 144A
7.00% 10/15/37		2,122,000	1,933,453
Union Pacific
5.375% 5/1/14		330,000	326,201
5.70% 8/15/18		990,000	986,645
			5,777,659
Total Corporate Bonds
(cost $182,562,246)			181,502,355

Foreign Agencies – 0.77%
Germany – 0.60%
KFW 3.25% 2/15/11		1,020,000	1,035,248
Rentenbank 3.25% 3/15/13		500,000	497,700
			1,532,948
Republic of South Korea – 0.17%
Korea Development Bank
5.30% 1/17/13		435,000	443,089
			443,089
Total Foreign Agencies
(cost $1,954,668)			1,976,037

Municipal Bonds – 1.59%
Buckeye, Ohio Tobacco
Settlement Financing
Authority 5.875% 6/1/47		350,000	338,020
California State 5.00% 2/1/33		180,000	180,558
California State University
Systemwide Revenue
Series A 5.00% 11/1/30
(AMBAC)		600,000	619,278
New York State Urban
Development Series A-1
5.25% 3/15/34 (FGIC)		295,000	308,992
Oregon State Taxable Pension
5.892% 6/1/27		410,000	446,146
West Virginia Economic
Development Authority
Series A 5.37% 7/1/20
(MBIA)		60,000	62,246
West Virginia Tobacco
Settlement Finance
Authority 7.467% 6/1/47		2,005,000	1,906,012
Wisconsin State General
Taxable Revenue Series A
5.70% 5/1/26 (FSA)		170,000	183,908
Total Municipal Bonds
(cost $4,086,348)			4,045,160

Non-Agency Asset-Backed Securities – 1.57%
Capital One Multi-Asset
Execution Trust
Series 2007-A7 A7
5.75% 7/15/20		550,000	561,840
Citibank Credit Card Issuance
Trust Series 2007-A3 A3
6.15% 6/15/39		1,505,000	1,575,820
Discover Card Execution
Note Master Trust
Series 2007-A1 A1
5.65% 3/16/20		960,000	974,203
#Dunkin Securitization
Series 2006-1 A2 144A
5.779% 6/20/31		190,000	167,326
Mid-State Trust
Series 11 A1
4.864% 7/15/38		53,856	54,455
Series 2005-1 A
5.745% 1/15/40		137,724	134,819
RSB Bondco Series 2007-A A2
5.72% 4/1/18		510,000	535,867
#Sharp Net Interest Margin
Trust Series 2004-2N Note
144A 7.00% 1/25/34		446	223
Total Non-Agency Asset-Backed Securities
(cost $3,902,625)			4,004,553

	Principal		Value
	Amount°		(U.S.$)
Regional Agency – 0.26%
Queensland Treasury
6.00% 10/14/15	AUD	762,000	$656,537
Total Regional Agency
(cost $587,388)			656,537

Regional Authority – 0.20%
Quebec Province
5.00% 12/1/15	CAD	490,000	509,614
Total Regional Authority
(cost $442,627)			509,614

«Senior Secured Loans – 2.17%
AWAS 2nd Lien
11.44% 3/21/13	USD	681,105	616,400
Energy Futures Holdings
8.39% 10/10/14		658,350	602,667
Ford Motor Tranche B
8.36% 11/29/13		733,973	644,062
General Motors Tranche B
7.745% 11/17/13		669,426	612,190
MetroPCS Wireless Tranche B
9.70% 2/20/14		698,232	656,146
PTS Acquisition Tranche B
8.49% 4/10/14		698,246	607,474
Stallion Oilfield Services
Tranche B 10.86% 6/12/13		750,000	675,000
Telesat Canada
9.00% 2/14/14		960,000	844,800
Tribune Tranche X
8.49% 5/17/09		300,000	280,407
Total Senior Secured Loans
(cost $6,108,330)			5,539,146

Sovereign Debt – 3.11%
Brazil – 0.12%
Republic of Brazil
10.25% 1/10/28	BRL	590,000	316,634
			316,634
Finland – 0.08%
Republic of Finland
4.75% 2/21/12	NOK	1,060,000	196,135
			196,135
Germany – 1.21%
Bundesobligation
4.25% 10/12/12	EUR	2,012,100	3,079,474
			3,079,474
Japan – 0.01%
Japan Government 5 yr Bond
1.10% 12/20/12	JPY	1,300,000	12,358
			12,358
Mexico – 0.10%
Mexican Bonos
8.00% 12/17/15	MXN	2,604,000	245,756
			245,756
Philippines – 0.12%
Philippines Government
6.375% 1/15/32		320,000	316,800
			316,800
United Kingdom – 1.47%
U.K. Treasury
5.00% 3/7/12	GBP	1,200,400	2,453,912
8.00% 9/27/13	GBP	555,000	1,299,778
			3,753,690
Total Sovereign Debt
(cost $7,778,124)			7,920,847

Supranational Banks – 0.74%
European Investment Bank
2.875% 3/15/13	USD	800,000	788,483
6.00% 7/15/09	NZD	921,000	703,491
11.25% 2/14/13	BRL	700,000	396,760
Inter-American Development
Bank 1.90% 7/8/09	JPY	1,000,000	9,564
Total Supranational Banks
(cost $1,867,664)			1,898,298

U.S. Treasury Obligations – 8.06%
*¥U.S. Treasury Bond
4.75% 2/15/37	USD	19,188,000	20,447,231
U.S. Treasury Note
2.875% 1/31/13		90,000	90,253
Total U.S. Treasury Obligations
(cost $20,614,020)			20,537,484

	Number of
	Shares
Convertible Preferred Stock – 0.14%
General Motors 5.25%
exercise price $64.90,
expiration date 3/6/32		17,500	348,950
Total Convertible Preferred Stock
(cost $368,305)			348,950

Warrant – 0.00%
†#Solutia144A, exercise price $7.59,
expiration date 7/15/09		550	0
Total Warrant
(cost $46,787)			0

	Principal
	Amount°
≠Discount Note – 1.57%
Federal Home Loan Bank
2.00% 2/1/08	USD	4,002,222	4,002,222
Total Discount Note
(cost $4,002,222)			4,002,222

(continues)     17

Statements of net assets

Delaware Extended Duration Bond Fund

		Value
		(U.S.$)

Total Value of Securities Before Securities
Lending Collateral – 97.36%
(cost $249,167,274)		$248,034,686

	Number of
	Shares
Securities Lending Collateral** – 9.07%
Investment Companies Mellon
GSL DBT II Collateral Fund	23,103,860	23,103,860
Total Securities Lending Collateral
(cost $23,103,860)		23,103,860

Total Value of Securities – 106.43%
(cost $272,271,134)		271,138,546 ©
Obligation to Return Securities
Lending Collateral** – (9.07%)		(23,103,860)
Receivables and Other Assets
Net of Liabilities – 2.64%		6,716,991
Net Assets Applicable to 45,878,663
Shares Outstanding – 100.00%		$254,751,677

Net Asset Value – Delaware Extended Duration Bond Fund
Class A ($182,499,409 / 32,856,029 Shares)		$5.55
Net Asset Value – Delaware Extended Duration Bond Fund
Class B ($5,601,731 / 1,010,167 Shares)		$5.55
Net Asset Value – Delaware Extended Duration Bond Fund
Class C ($20,858,299 / 3,756,479 Shares)		$5.55
Net Asset Value – Delaware Extended Duration Bond Fund
Class R ($322,357 / 57,996 Shares)		$5.56
Net Asset Value – Delaware Extended Duration Bond Fund
Institutional Class ($45,469,881 / 8,197,992 Shares)		$5.55

Components of Net Assets at January 31, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$262,569,971
Undistributed net investment income		244,237
Accumulated net realized loss on investments		(7,197,541)
Net unrealized depreciation of investments
and foreign currencies		(864,990)
Total net assets		$254,751,677

° Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
MXN — Mexican Peso
NOK — Norwegian Kroner
NZD — New Zealand Dollar
USD — United States Dollar

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2008, the aggregate amount of Rule 144A securities equaled $34,504,288, which represented 13.54% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

•	Variable rate security. The rate shown is the rate as of January 31, 2008.

¥	Fully or partially pledged as collateral for financial futures contracts.

≠	The rate shown is the effective yield at the time of purchase.

†	Non-income producing security for the period ended January 31, 2008.

*	Fully or partially on loan.

**	See Note 11 in “Notes to financial statements.”

©	Includes $22,448,786 of securities loaned.

Summary of Abbreviations:

AMBAC — Insured by the AMBAC Assurance Corporation
CDS — Credit Default Swap
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
MBIA — Insured by the Municipal Bond Insurance Association
RSB — Rate Stabilization Bonds
yr — year

Net Asset Value and Offering Price Per Share –
Delaware Extended Duration Bond Fund
Net asset value Class A (A)	$5.55
Sales charge (4.50% of offering price) (B)	0.26
Offering price	$5.81

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at January 31, 2008:

Foreign Currency Exchange Contracts[1]

					Unrealized
Contracts to Receive				Settlement	Appreciation
(Deliver)		In Exchange For		Date	(Depreciation)
BRL	(573,956)	USD	313,980	3/31/08	$ (12,316)
EUR	1,175,056	USD	(1,719,918)	2/29/08	26,059
GBP	(1,287,700)	USD	2,543,336	3/31/08	(7,987)
JPY	147,496,304	USD	(1,387,717)	3/31/08	5,108
MXN	114,400	USD	(10,433)	3/31/08	65
NOK	2,330,425	USD	(423,605)	3/31/08	5,492
NZD	(524,101)	USD	403,684	2/29/08	(7,927)
					$ 8,494

Futures Contracts[2]
				Unrealized
Contracts to Buy	Notional Cost	Notional	Expiration	Appreciation
(Sell)	(Proceeds)	Value	Date	(Depreciation)
13 Canadian
10 yr Bond	$1,484,993	$1,504,609	3/31/08	$ 19,616
6 Long Gilt Bond	1,333,142	1,319,277	3/31/08	(13,865)
(341) U.S.
Treasury
10 yr Notes	(38,700,644)	(39,801,094)	3/31/08	(1,100,450)
695 U.S. Treasury
Long Bond	81,587,421	82,922,188	3/31/08	1,334,767
				$ 240,068

Swap Contracts[3]
Credit Default Swap Contracts
Swap Counterparty		Annual		Unrealized
& Referenced	Notional	Protection	Termination	Appreciation
Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Bank of America
5 yr CDS	$760,000	0.48%	12/20/12	$ 6,419
Best Buy
5 yr CDS	889,000	0.60%	9/20/12	29,514
10 yr CDS	445,000	0.98%	9/20/17	18,317
CMBX North
America A2	425,000	0.25%	3/15/49	(10,897)
Kraft Food
10 yr CDS	1,350,000	0.77%	12/20/17	19,018
Rohm & Haas
5.5 yr CDS	727,000	0.37%	3/20/13	9,051
JPMorgan
Chase Bank
Embarq 7 yr CDS	1,155,000	0.77%	9/20/14	74,084
Merrill Lynch
5 yr CDS	470,000	0.58%	12/20/12	16,670
Lehman Brothers
Capmark
Financial
5 yr CDS	400,000	1.65%	9/20/12	96,553
Gannet 7 yr CDS	672,000	0.88%	9/20/14	12,748
Home Depot
5 yr CDS	1,000,000	0.50%	9/20/12	34,808
New York Times
7 yr CDS	672,000	0.75%	9/20/14	17,422
Sara Lee
7 yr CDS	672,000	0.60%	9/20/14	5,533
Target 5 yr CDS	900,000	0.57%	12/20/12	11,887
V.F. 5 yr CDS	1,477,500	0.40%	9/20/12	6,499
Washington
Mutual
10 yr CDS	545,000	3.15%	12/20/17	(24,216)
				$ 323,410
Protection Sold:
Goldman Sachs
CDX North
America
Investment
Grade 9.1	9,750,000	0.60%	12/20/12	(84,094)
Lehman Brothers
ABX HE 07-1	750,000	0.90%	8/25/37	—
ABX HE 07-1	700,000	0.15%	8/25/37	(111,250)
Best Buy
5 yr CDS	444,000	0.61%	9/20/12	(14,672)
10 yr CDS	222,500	0.99%	9/20/17	(8,995)
CDX North
America
Investment
Grade 9.1	6,250,000	0.60%	12/20/12	(80,266)
Reynolds
American
5 yr CDS	1,344,000	1.00%	9/20/12	(962)
				$(300,239)
Total				$ 23,171

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in “Notes to financial statements.”

[2] See Note 9 in “Notes to financial statements.”

[3] See Note 10 in “Notes to financial statements.”

See accompanying notes

Statements of assets and liabilities

January 31, 2008 (Unaudited)

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Assets:
Investments, at value	$590,359,533	$ 248,034,686
Short-term investments held as collateral for loaned securities	37,364,867	23,103,860
Foreign currencies	334,765	141,363
Cash	4,438,365	1,874,461
Receivables for securities sold	37,377,011	14,130,574
Dividends receivable	65	—
Interest receivable	7,453,092	3,636,371
Subscriptions receivable	1,960,785	895,837
Accrued protection payments on credit default swaps	7,978	1,772
Variation margin receivable on futures contracts	28,247	447,557
Credit default swap fees receivable	146,651	74,449
Foreign currency contracts, at value	49,108	8,428
Securities lending income receivable	39,942	12,636
Total assets	679,560,409	292,361,994

Liabilities:
Payables for securities purchased	32,246,879	12,793,629
Credit default swap contracts, at value
(including up front payments received of $1,467,107 and $561,804 respectively)[1]	868,842	538,633
Distributions payable	778,260	337,745
Liquidations payable	3,142,609	608,134
Obligation to return securities lending collateral	37,364,867	23,103,860
Due to manager and affiliates	428,344	181,347
Other accrued expenses	118,288	46,969
Total liabilities	74,948,089	37,610,317

Total Net Assets	$604,612,320	$ 254,751,677

Investments, at cost	$594,295,619	$ 249,167,274
Cost of short-term investments held as collateral for loaned securities	37,364,867	23,103,860
Foreign currencies, at cost	326,151	138,189

1 See Note 10 in "Notes to financial statements."

See accompanying notes

Statements of operations

Six Months Ended January 31, 2008 (Unaudited)

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Investment Income:
Interest	$15,429,746	$ 7,047,642
Dividends	83,809	18,145
Securities lending income	142,443	80,456
	15,655,998	7,146,243
Expenses:
Management fees	1,522,896	750,596
Distribution expense – Class A	457,510	277,910
Distribution expense – Class B	108,754	29,148
Distribution expense – Class C	355,159	104,318
Distribution expense – Class R	52,683	871
Dividend disbursing and transfer agent fees and expenses	523,666	321,592
Accounting and administration expenses	122,910	54,575
Reports and statements to shareholders	54,255	31,248
Legal fees	34,466	9,579
Registration fees	32,635	33,335
Audit and tax	21,891	11,559
Trustees' fees	14,472	6,549
Insurance fees	8,176	3,773
Pricing fees	5,383	4,716
Custodian fees	5,174	14,496
Consulting fees	4,950	2,161
Trustees' expenses	2,574	1,126
Dues and services	1,160	705
Taxes (other than taxes on income)	264	605
	3,328,978	1,658,862
Less expenses absorbed or waived	(348,513)	(349,555)
Less waiver of distribution expenses – Class A	(76,252)	(46,318)
Less waiver of distribution expenses – Class R	(8,780)	(145)
Less expense paid indirectly	(1,711)	(5,654)
Total operating expenses	2,893,722	1,257,190
Net Investment Income	12,762,276	5,889,053

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	(4,265,102)	24,496
Futures contracts	7,359,077	5,746,302
Foreign currencies	330,413	275,696
Swap contracts	240,674	149,819
Net realized gain	3,665,062	6,196,313
Net change in unrealized appreciation/depreciation of investments and foreign currencies	2,399,537	431,101
Net Realized and Unrealized Gain on Investments and Foreign Currencies	6,064,599	6,627,414

Net Increase in Net Assets Resulting from Operations	$18,826,875	$12,516,467

See accompanying notes

Statements of changes in net assets

	Delaware Corporate		Delaware Extended Duration
	Bond Fund		Bond Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	1/31/08	7/31/07	1/31/08	7/31/07
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,762,276	$31,203,231	$5,889,053	$13,003,318
Net realized gain (loss) on investments and foreign currencies	3,665,062	2,533,685	6,196,313	(3,920,605)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	2,399,537	2,331,960	431,101	1,915,606
Net increase in net assets resulting from operations	18,826,875	36,068,876	12,516,467	10,998,319

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,210,601)	(15,544,055)	(5,121,295)	(7,803,558)
Class B	(504,581)	(1,165,810)	(139,591)	(319,547)
Class C	(1,644,850)	(2,857,050)	(498,601)	(795,160)
Class R	(450,577)	(499,547)	(7,648)	(6,461)
Institutional Class	(5,601,477)	(12,656,187)	(1,755,852)	(4,649,402)
	(16,412,086)	(32,722,649)	(7,522,987)	(13,574,128)
Capital Share Transactions:
Proceeds from shares sold:
Class A	50,446,593	122,985,721	37,529,095	120,309,901
Class B	392,218	3,044,155	254,904	945,017
Class C	10,561,980	30,400,058	2,547,810	12,622,388
Class R	7,260,882	11,716,960	63,422	240,519
Institutional Class	53,232,526	106,178,754	7,976,072	36,248,261

Net asset value of shares issued upon
reinvestment of dividends and distributions:
Class A	6,181,659	10,439,219	4,522,443	6,363,572
Class B	308,686	718,643	96,017	218,801
Class C	1,294,017	2,153,681	339,854	543,347
Class R	442,635	483,965	7,571	6,197
Institutional Class	1,378,739	7,378,176	1,068,992	1,719,445
	131,499,935	295,499,332	54,406,180	179,217,448

Cost of shares repurchased:
Class A	(70,377,920)	(86,050,676)	(43,840,925)	(35,489,059)
Class B	(3,534,629)	(5,031,153)	(811,242)	(1,635,344)
Class C	(8,499,277)	(13,165,928)	(2,549,015)	(3,777,736)
Class R	(5,206,018)	(2,309,183)	(3,420)	(7,053)
Institutional Class	(32,759,085)	(170,536,500)	(30,197,980)	(41,881,893)
	(120,376,929)	(277,093,440)	(77,402,582)	(82,791,085)
Increase (decrease) in net assets derived from capital share transactions	11,123,006	18,405,892	(22,996,402)	96,426,363
Net Increase (Decrease) in Net Assets	13,537,795	21,752,119	(18,002,922)	93,850,554

Net Assets:
Beginning of period	591,074,525	569,322,406	272,754,599	178,904,045
End of period	$604,612,320	$591,074,525	$254,751,677	$272,754,599

Undistributed (distributions in excess of) net investment income	$87,523	$(409,144)	$244,237	$(82,730)

See accompanying notes

Financial highlights

Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$5.520	$5.490	$5.780	$5.700	$5.620	$5.220

Income (loss) from investment operations:
Net investment income[2]	0.117	0.301	0.276	0.260	0.296	0.339
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.053	0.046	(0.239)	0.174	0.183	0.410
Total from investment operations	0.170	0.347	0.037	0.434	0.479	0.749

Less dividends and distributions from:
Net investment income	(0.150)	(0.317)	(0.306)	(0.286)	(0.307)	(0.349)
Net realized gain on investments	—	—	(0.021)	(0.068)	(0.092)	—
Total dividends and distributions	(0.150)	(0.317)	(0.327)	(0.354)	(0.399)	(0.349)

Net asset value, end of period	$5.540	$5.520	$5.490	$5.780	$5.700	$5.620

Total return[3]	3.11%	6.35%	0.70%	7.76%	8.65%	14.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$291,820	$304,255	$256,776	$115,456	$73,867	$34,707
Ratio of expenses to average net assets	0.90%	0.82%	0.81%	0.82%	0.80%	0.80%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.07%	1.06%	1.05%	1.08%	1.17%	1.32%
Ratio of net investment income to average net assets	4.21%	5.35%	4.95%	4.48%	5.09%	5.98%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.04%	5.11%	4.71%	4.22%	4.72%	5.46%
Portfolio turnover	402%	244%	173%	232%	300%	861%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information for the period ended January 31, 2008 and years ended July 31, 2007, 2006, 2005 and 2004.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     23

Financial highlights

Delaware Corporate Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$ 5.520	$ 5.480	$ 5.770	$ 5.700	$ 5.620	$ 5.220

Income (loss) from investment operations:
Net investment income[2]	0.096	0.259	0.234	0.216	0.253	0.298
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.053	0.055	(0.239)	0.164	0.183	0.410
Total from investment operations	0.149	0.314	(0.005)	0.380	0.436	0.708

Less dividends and distributions from:
Net investment income	(0.129)	(0.274)	(0.264)	(0.242)	(0.264)	(0.308)
Net realized gain on investments	—	—	(0.021)	(0.068)	(0.092)	—
Total dividends and distributions	(0.129)	(0.274)	(0.285)	(0.310)	(0.356)	(0.308)

Net asset value, end of period	$ 5.540	$ 5.520	$ 5.480	$ 5.770	$ 5.700	$ 5.620

Total return[3]	2.73%	5.56%	0.13%	6.77%	7.85%	13.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,934	$22,694	$23,792	$23,963	$20,510	$18,551
Ratio of expenses to average net assets	1.65%	1.57%	1.56%	1.57%	1.55%	1.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.77%	1.76%	1.75%	1.78%	1.87%	2.03%
Ratio of net investment income to average net assets	3.46%	4.60%	4.20%	3.73%	4.33%	5.23%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.34%	4.41%	4.01%	3.52%	4.01%	4.75%
Portfolio turnover	402%	244%	173%	232%	300%	861%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information for the period ended January 31, 2008 and years ended July 31, 2007, 2006, 2005 and 2004.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$ 5.520	$ 5.490	$ 5.780	$ 5.700	$ 5.620	$ 5.220

Income (loss) from investment operations:
Net investment income[2]	0.096	0.259	0.234	0.216	0.253	0.297
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.053	0.045	(0.239)	0.174	0.183	0.410
Total from investment operations	0.149	0.304	(0.005)	0.390	0.436	0.707

Less dividends and distributions from:
Net investment income	(0.129)	(0.274)	(0.264)	(0.242)	(0.264)	(0.307)
Net realized gain on investments	—	—	(0.021)	(0.068)	(0.092)	—
Total dividends and distributions	(0.129)	(0.274)	(0.285)	(0.310)	(0.356)	(0.307)

Net asset value, end of period	$ 5.540	$ 5.520	$ 5.490	$ 5.780	$ 5.700	$ 5.620

Total return[3]	2.73%	5.55%	(0.05% )	6.95%	7.86%	13.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$71,282	$67,693	$48,425	$33,013	$21,139	$18,313
Ratio of expenses to average net assets	1.65%	1.57%	1.56%	1.57%	1.55%	1.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.77%	1.76%	1.75%	1.78%	1.87%	2.03%
Ratio of net investment income to average net assets	3.46%	4.60%	4.20%	3.73%	4.33%	5.23%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.34%	4.41%	4.01%	3.52%	4.01%	4.75%
Portfolio turnover	402%	244%	173%	232%	300%	861%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information for the period ended January 31, 2008 and years ended July 31, 2007, 2006, 2005 and 2004.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     25

Financial highlights

Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					6/2/03[2]
	Ended	Year Ended				to
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$ 5.520	$ 5.490	$ 5.780	$ 5.700	$ 5.620	$ 5.930

Income (loss) from investment operations:
Net investment income[3]	0.110	0.287	0.262	0.240	0.273	0.030
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.053	0.045	(0.239)	0.174	0.188	(0.300)
Total from investment operations	0.163	0.332	0.023	0.414	0.461	(0.270)

Less dividends and distributions from:
Net investment income	(0.143)	(0.302)	(0.292)	(0.266)	(0.289)	(0.040)
Net realized gain on investments	—	—	(0.021)	(0.068)	(0.092)	—
Total dividends and distributions	(0.143)	(0.302)	(0.313)	(0.334)	(0.381)	(0.040)

Net asset value, end of period	$ 5.540	$ 5.520	$ 5.490	$ 5.780	$ 5.700	$ 5.620

Total return[4]	2.99%	6.07%	0.45%	7.38%	8.33%	(4.58% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,342	$15,802	$6,048	$2,608	$869	$0
Ratio of expenses to average net assets	1.15%	1.07%	1.06%	1.17%	1.15%	1.15%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.37%	1.36%	1.35%	1.38%	1.47%	1.57%
Ratio of net investment income to average net assets	3.96%	5.10%	4.70%	4.13%	4.73%	4.93%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.74%	4.81%	4.41%	3.92%	4.41%	4.51%
Portfolio turnover	402%	244%	173%	232%	300%	861% [5]

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.

2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.

3 The average shares outstanding method has been applied for per share information for the period ended January 31, 2008 and years ended July 31, 2007, 2006, 2005 and 2004.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

5 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$ 5.520	$ 5.480	$ 5.770	$ 5.700	$ 5.620	$ 5.220

Income (loss) from investment operations:
Net investment income[2]	0.124	0.315	0.289	0.274	0.310	0.354
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.053	0.056	(0.238)	0.164	0.183	0.410
Total from investment operations	0.177	0.371	0.051	0.438	0.493	0.764

Less dividends and distributions from:
Net investment income	(0.157)	(0.331)	(0.320)	(0.300)	(0.321)	(0.364)
Net realized gain on investments	—	—	(0.021)	(0.068)	(0.092)	—
Total dividends and distributions	(0.157)	(0.331)	(0.341)	(0.368)	(0.413)	(0.364)

Net asset value, end of period	$ 5.540	$ 5.520	$ 5.480	$ 5.770	$ 5.700	$ 5.620

Total return[3]	3.25%	6.81%	0.95%	7.84%	8.92%	14.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$203,234	$180,631	$234,281	$201,895	$104,282	$72,744
Ratio of expenses to average net assets	0.65%	0.57%	0.56%	0.57%	0.55%	0.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.77%	0.76%	0.75%	0.78%	0.87%	1.03%
Ratio of net investment income to average net assets	4.46%	5.60%	5.20%	4.73%	5.33%	6.23%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.34%	5.41%	5.01%	4.52%	5.01%	5.75%
Portfolio turnover	402%	244%	173%	232%	300%	861%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information for the period ended January 31, 2008 and years ended July 31, 2007, 2006, 2005 and 2004.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     27

Financial highlights

Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$ 5.460	$ 5.410	$ 5.940	$ 5.770	$ 5.550	$ 5.050

Income (loss) from investment operations:
Net investment income[2]	0.121	0.306	0.299	0.292	0.334	0.373
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.123	0.065	(0.468)	0.390	0.322	0.500
Total from investment operations	0.244	0.371	(0.169)	0.682	0.656	0.873

Less dividends and distributions from:
Net investment income	(0.154)	(0.321)	(0.309)	(0.312)	(0.339)	(0.373)
Net realized gain on investments	—	—	(0.052)	(0.200)	(0.097)	—
Total dividends and distributions	(0.154)	(0.321)	(0.361)	(0.512)	(0.436)	(0.373)

Net asset value, end of period	$ 5.550	$ 5.460	$ 5.410	$ 5.940	$ 5.770	$ 5.550

Total return[3]	4.70%	6.82%	(2.89% )	12.17%	11.99%	17.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$182,500	$180,853	$92,132	$58,003	$19,439	$9,539
Ratio of expenses to average net assets	0.90%	0.88%	0.80%	0.84%	0.80%	0.80%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.21%	1.20%	1.22%	1.31%	1.30%	1.24%
Ratio of net investment income to average net assets	4.35%	5.44%	5.35%	4.92%	5.72%	6.65%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.04%	5.12%	4.93%	4.45%	5.22%	6.21%
Portfolio turnover	457%	276%	184%	233%	267%	789%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information for the period ended January 31, 2008 and years ended July 31, 2007, 2006, 2005 and 2004.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Delaware Extended Duration Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$ 5.450	$ 5.410	$ 5.930	$ 5.760	$ 5.550	$ 5.050

Income (loss) from investment operations:
Net investment income[2]	0.100	0.264	0.257	0.247	0.291	0.332
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.133	0.054	(0.458)	0.391	0.312	0.500
Total from investment operations	0.233	0.318	(0.201)	0.638	0.603	0.832

Less dividends and distributions from:
Net investment income	(0.133)	(0.278)	(0.267)	(0.268)	(0.296)	(0.332)
Net realized gain on investments	—	—	(0.052)	(0.200)	(0.097)	—
Total dividends and distributions	(0.133)	(0.278)	(0.319)	(0.468)	(0.393)	(0.332)

Net asset value, end of period	$ 5.550	$ 5.450	$ 5.410	$ 5.930	$ 5.760	$ 5.550

Total return[3]	4.32%	5.84%	(3.45% )	11.35%	10.98%	16.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 5,602	$ 5,959	$ 6,371	$ 6,964	$ 5,597	$ 5,375
Ratio of expenses to average net assets	1.65%	1.63%	1.55%	1.59%	1.55%	1.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.91%	1.90%	1.92%	2.01%	2.00%	1.95%
Ratio of net investment income to average net assets	3.60%	4.69%	4.60%	4.17%	4.97%	5.90%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.34%	4.42%	4.23%	3.75%	4.52%	5.50%
Portfolio turnover	457%	276%	184%	233%	267%	789%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information for the period ended January 31, 2008 and years ended July 31, 2007, 2006, 2005 and 2004.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     29

Financial highlights

Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$ 5.460	$ 5.410	$ 5.930	$ 5.760	$ 5.550	$ 5.050

Income (loss) from investment operations:
Net investment income[2]	0.100	0.264	0.257	0.248	0.291	0.331
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.123	0.064	(0.458)	0.390	0.312	0.500
Total from investment operations	0.223	0.328	(0.201)	0.638	0.603	0.831

Less dividends and distributions from:
Net investment income	(0.133)	(0.278)	(0.267)	(0.268)	(0.296)	(0.331)
Net realized gain on investments	—	—	(0.052)	(0.200)	(0.097)	—
Total dividends and distributions	(0.133)	(0.278)	(0.319)	(0.468)	(0.393)	(0.331)

Net asset value, end of period	$ 5.550	$ 5.460	$ 5.410	$ 5.930	$ 5.760	$ 5.550

Total return[3]	4.12%	6.03%	(3.45% )	11.35%	10.98%	16.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,858	$20,156	$11,021	$ 8,196	$ 5,025	$ 4,751
Ratio of expenses to average net assets	1.65%	1.63%	1.55%	1.59%	1.55%	1.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.91%	1.90%	1.92%	2.01%	2.00%	1.95%
Ratio of net investment income to average net assets	3.60%	4.69%	4.60%	4.17%	4.97%	5.90%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.34%	4.42%	4.23%	3.75%	4.52%	5.50%
Portfolio turnover	457%	276%	184%	233%	267%	789%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information for the period ended January 31, 2008 and years ended July 31, 2007, 2006, 2005 and 2004.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months		10/1/05 [2]
	Ended	Year Ended	to
	1/31/08[1]	7/31/07	7/31/06
	(Unaudited)
Net asset value, beginning of period	$ 5.460	$ 5.410	$ 5.820

Income (loss) from investment operations:
Net investment income[3]	0.114	0.293	0.236
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.133	0.064	(0.391)
Total from investment operations	0.247	0.357	(0.155)

Less dividends and distributions from:
Net investment income	(0.147)	(0.307)	(0.203)
Net realized gain on investments	—	—	(0.052)
Total dividends and distributions	(0.147)	(0.307)	(0.255)

Net asset value, end of period	$ 5.560	$ 5.460	$ 5.410

Total return[4]	4.38%	6.75%	(2.67% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$322	$250	$23
Ratio of expenses to average net assets	1.15%	1.13%	1.05%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.51%	1.50%	1.52%
Ratio of net investment income to average net assets	4.10%	5.19%	5.12%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.74%	4.82%	4.65%
Portfolio turnover	457%	276%	184% [5]

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.

2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.

3 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

5 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

(continues)     31

Financial highlights

Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$ 5.450	$ 5.410	$ 5.930	$ 5.760	$ 5.550	$ 5.050

Income (loss) from investment operations:
Net investment income[2]	0.128	0.320	0.313	0.307	0.350	0.387
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.133	0.055	(0.458)	0.391	0.312	0.500
Total from investment operations	0.261	0.375	(0.145)	0.698	0.662	0.887

Less dividends and distributions from:
Net investment income	(0.161)	(0.335)	(0.323)	(0.328)	(0.355)	(0.387)
Net realized gain on investments	—	—	(0.052)	(0.200)	(0.097)	—
Total dividends and distributions	(0.161)	(0.335)	(0.375)	(0.528)	(0.452)	(0.387)

Net asset value, end of period	$ 5.550	$ 5.450	$ 5.410	$ 5.930	$ 5.760	$ 5.550

Total return[3]	4.84%	6.90%	(2.48% )	12.47%	12.10%	17.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,470	$65,537	$69,357	$52,547	$40,545	$49,891
Ratio of expenses to average net assets	0.65%	0.63%	0.55%	0.59%	0.55%	0.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.91%	0.90%	0.92%	1.01%	1.00%	0.95%
Ratio of net investment income to average net assets	4.60%	5.69%	5.60%	5.17%	5.97%	6.90%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.34%	5.42%	5.23%	4.75%	5.52%	6.50%
Portfolio turnover	457%	276%	184%	233%	267%	789%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information for the period ended January 31, 2008 and years ended July 31, 2007, 2006, 2005 and 2004.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

January 31, 2008 (Unaudited)

Delaware Group Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each referred to as a Fund or collectively as the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective June 1, 2007, Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Markets, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap contracts (CDS) and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective January 31, 2008, the Funds adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Funds’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the Funds held no investments in repurchase agreements.

(continues)     33

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Corporate	Delaware Extended
	Bond Fund	Duration Bond Fund
On the first $500 million	0.500%	0.550%
On the next $500 million	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%

Effective December 1, 2007, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Delaware Corporate Bond Fund and the Delaware Extended Duration Bond Fund to the extent necessary to ensure the annual operating expenses, exclusive of taxes, interest, brokerage fees, inverse floater program expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including but not limited to those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, do not exceed 0.65% of each Fund’s respective average daily net assets through November 30, 2008.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.005% of the first $30 billion; 0.0045% of the next $10 billion; 0.004% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Funds and received a fee at an annual rate of 0.04% of average daily net assets. For the six months ended January 31, 2008, Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund was charged $50,909 and $22,714 respectively for these services.

DSC also provides dividend disbursing and transfer agency services. Each Funds pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through November 30, 2008 in order to prevent distribution and service fees of Class A shares and Class R shares from exceeding 0.25% and 0.50%, respectively of average daily net assets.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At January 31, 2008, each Fund had liabilities payable to affiliates as follows:

	Delaware Corporate	Delaware Extended
	Bond Fund	Duration Bond Fund
Investment management fee payable to DMC	$183,035	$59,847
Dividend disbursing, transfer agent fees
and other expenses payable to DSC	81,095	52,231
Distribution fee payable to DDLP	148,147	61,422
Other expenses payable to DMC and affiliates*	16,067	7,847

*	DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended January 31, 2008, the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund were charged $20,976 and $9,279, respectively for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2008, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Corporate Bond Fund	$7,763
Delaware Extended Duration Bond Fund	9,884

For the six months ended January 31, 2008, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealer on sales of those shares. The amounts received were as follows:

	Delaware Corporate	Delaware Extended
	Bond Fund	Duration Bond Fund
Class A	$1,161	$2,295
Class B	13,582	4,047
Class C	7,180	4,863

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended January 31, 2008, the Funds made purchases and sales of investments securities other than short-term investments as follows:

	Delaware Corporate	Delaware Extended
	Bond Fund	Duration Bond Fund
Purchases other than U.S. government securities	$748,917,305	$348,159,483
Purchases of U.S. government securities	450,657,279	250,428,064
Sales other than U.S. government securities	738,804,081	352,162,151
Sales of U.S. government securities	451,049,560	263,558,271

At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008 the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Corporate	Delaware Extended
	Bond Fund	Duration Bond Fund
Cost of investments	$632,439,338	$272,835,060
Aggregate unrealized appreciation	10,645,484	4,470,258
Aggregate unrealized depreciation	(15,360,422)	(6,166,772)
Net unrealized depreciation	$ (4,714,938)	$(1,696,514)

(continues)     35

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2008 and the year ended July 31, 2007 was as follows:

	Delaware Corporate		Delaware Extended
	Bond Fund		Duration Bond Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	1/31/08*	7/31/07	1/31/08*	7/31/07
Ordinary income	$16,412,086	$32,722,649	$7,522,987	$13,574,128

*	Tax information for the period ended January 31, 2008 is an estimate and the tax character of dividends and distributions may be redesigned at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2008, the estimated components of net assets on a tax basis were as follows:

	Delaware Corporate	Delaware Extended
	Bond Fund	Duration Bond Fund
Shares of beneficial interest	$620,288,525	$262,569,971
Undistributed ordinary income	1,355,752	354,357
Realized losses 8/1/07 – 1/31/08	(2,366,440)	(2,185,705)
Capital loss carryforwards as of 7/31/07	(5,558,114)	(3,707,052)
Post-October capital losses	(3,276,666)	—
Other temporary differences	(1,075,641)	(581,858)
Unrealized depreciation of investments and
foreign currencies	(4,755,096)	(1,698,036)
Net assets	$604,612,320	$254,751,677

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales and straddles, mark-to-market on futures contracts and forward foreign currency contracts, tax treatment of CDS contracts and of market discount and premium on debt instruments.

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2007 through January 31, 2008 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities and tax treatment of CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2008, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	Delaware Corporate	Delaware Extended
	Bond Fund	Duration Bond Fund
Undistributied net investment income	$4,146,477	$1,960,901
Accumulated realized gain (loss)	(4,146,477)	(1,960,901)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2007 will expire as follows:

	Delaware Corporate	Delaware Extended
	Bond Fund	Duration Bond Fund
2013	$2,155,797	$—
2014	519,965	807,298
2015	2,882,352	2,899,754
Total	$5,558,114	$3,707,052

5. Components of Net Assets on a Tax Basis (continued)

For the six months ended January 31, 2008, the Funds had capital losses which may increase the capital loss carryforwards.

Delaware Corporate Bond Fund	$(2,366,440)
Delaware Extended Duration Bond Fund	$(2,185,705)

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Corporate		Delaware Extended
	Bond Fund		Duration Bond Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	1/31/08	7/31/07	1/31/08	7/31/07
Shares sold:
Class A	9,097,271	21,758,056	6,797,234	21,316,320
Class B	70,735	539,456	46,369	167,484
Class C	1,904,934	5,385,401	461,236	2,231,784
Class R	1,309,849	2,084,665	11,488	41,713
Institutional Class	9,629,025	18,902,803	1,448,976	6,394,042

Shares issued upon reinvestment of dividends and distributions:
Class A	1,116,096	1,853,572	818,610	1,130,626
Class B	55,817	127,659	17,420	38,843
Class C	233,651	382,319	61,533	96,547
Class R	79,902	85,905	1,369	1,106
Institutional Class	249,327	1,308,784	194,005	306,077
	23,746,606	52,428,620	9,858,240	31,724,542
Shares repurchased:
Class A	(12,651,549)	(15,316,629)	(7,898,963)	(6,325,295)
Class B	(638,962)	(893,536)	(147,119)	(290,788)
Class C	(1,534,082)	(2,336,541)	(460,801)	(670,484)
Class R	(940,881)	(412,037)	(614)	(1,256)
Institutional Class	(5,908,682)	(30,212,152)	(5,470,997)	(7,499,501)
	(21,674,156)	(49,170,895)	(13,978,494)	(14,787,324)
Net increase (decrease)	2,072,451	3,257,725	(4,120,254)	16,937,218

For the period ended January 31, 2008 and the year ended July 31, 2007, Class B shares converted to Class A shares as follows*:

	Six Months
	Ended			Year Ended
	1/31/08			7/31/07
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Corporate Bond Fund	94,672	94,608	$520,454	100,806	100,788	$564,417
Delaware Extended Duration Bond Fund	15,795	15,766	86,640	11,523	11,509	65,140

* The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (the Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of January 31, 2008, or at any time during the period.

(continues)     37

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Foreign Currency Exchange Contracts

Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9. Futures Contracts

Each Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

10. Swap Contracts

The Funds may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Funds may use interest rate swaps to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Funds invest in, such as the corporate bond market. The Funds may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Funds on favorable terms. The Funds may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Funds from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Funds receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Funds will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Funds will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Funds in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended January 31, 2008, the Funds entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized gains (losses) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized gains (losses) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Funds had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Funds enter into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

10. Swap Contracts (continued)

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Funds terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts on the statements of net assets.

11. Securities Lending

The Funds, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Funds receive a fee from the security lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of securities on loan was $37,135,935 and $22,448,786 for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund respectively, for which each Fund received collateral, comprised of U.S. government obligations valued at $695,341 and $21,900 respectively, and cash collateral of $37,364,867 and $23,103,860. Investments purchased with cash collateral are presented on the statements of nets assets under the caption “Securities Lending Collateral.”

12. Credit and Market Risk

Each Fund may invest in high yield fixed income securities, which carry ratings of BB or lower by Standard and Poor’s Rating Group and/or Ba or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the statements of net assets.

13. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund and the Delaware Investments® Fund Profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time, for assistance with any questions.

(2833)	Printed in the USA
SA-460 [1/08] DG3 3/08	MF-08-02-014 PO12707

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP INCOME FUNDS

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 4, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 4, 2008